                               SEMI-ANNUAL REPORT


                                     MAY 31
                                      2001


                              STATE FARM
                              GROWTH FUND

                              STATE FARM
                              BALANCED FUND

                              STATE FARM
                              INTERIM FUND

                              STATE FARM
                              MUNICIPAL BOND FUND

                                         [State Farm Logo]   Mutual
                                                             Funds

                               Table of Contents

             Message to Shareowners ......................   1

             The Economy and Markets .....................   2

             Report on Shareholder Meetings ..............   4

             Portfolio of Investments

                 State Farm Growth Fund ..................   5

                 State Farm Balanced Fund ................   7

                 State Farm Interim Fund .................  11

                 State Farm Municipal Bond Fund ..........  12

             Financial Statements

                 Statements of Assets and Liabilities ....  21

                 Statements of Operations ................  22

                 Statements of Changes in Net Assets .....  24

                 Notes to Financial Statements ...........  26

             Financial Highlights ........................  30


          This report must be accompanied or preceded by a prospectus for the State Farm Associates' Funds Trust.
          Distributor: State Farm VP Management Corp.

Message to Shareowners of State Farm Associates' Funds Trust

The general trends which existed in U.S. securities markets during the second half of 2000 have more or less continued over the past six months. Common stock markets have been choppy with many sectors of the market declining. Interest rates have moved lower causing bond prices to rise.

Over the 6 month period ended May 31, 2001, the S&P 500(r) Index* posted a negative total return of (3.90)%. In the 2000 calendar year the S&P 500 Index experienced a negative total return of (9.10)%. However, please recall that the period from 1995-99 produced the strongest common stock returns as measured by the S&P 500 Index of any 5-year period since the rebound from the Great Depression in the 1930's.

The following table from Barclays Capital and The Economist shows the real returns (which are adjusted to remove the impact of inflation) of U.S. stocks, bonds, and cash for each decade over the past 70 years. Please note that the return of U.S. equities was 14.1% per year in the 1990's. The only comparable decade was in the 1950's when the real return averaged 13.8% per year.

     U.S. Real Investment Returns
     (Expressed as Annual Average%)

     Time Period      Equities      Bonds       Cash
     1931-40          3.6%          6.4%        1.6%
     1941-50          7.5%          (3.1)%      (5.1)%
     1951-60          13.8%         (0.4)%      (0.2)%
     1961-70          5.3%          (1.5)%      1.3%
     1971-80          1.4%          (3.6)%      (1.1)%
     1981-90          7.9%          8.8%        3.9%
     1991-2000        14.1%         7.1%        1.9%

Most companies are indicating that current business conditions are difficult. Jack Welch, the Chairman of the Board of General Electric, has recently stated publicly that the business environment is tougher than any period he has seen since the recession in 1981.

Several factors suggest that expectations for stock market returns should be tempered.

(1) Even with the price declines of 2000 and so far in 2001, the valuation of the U.S. stock market remains high. The price earnings ratio of the S&P 500 (based on trailing 12 month earnings) is approximately 25x. The average price/earnings ratio over the last 75 years has been approximately 15x. The dividend yield of the S&P 500 is 1.25% currently versus a 40-year historical average of about 3%.

(2) The economies of the world are experiencing higher energy costs. Prices for oil and natural gas have increased meaningfully over the last 2 years. Also, many regions of the world have not invested adequately in power generating facilities in the past several years. The energy business is extremely capital intensive and has long cycles. Since energy is a ubiquitous aspect of economic activity, these cost pressures will either be absorbed through lower corporate profit margins or passed onto the consumer in the form of higher prices for goods and services.

(3) The U.S. economy experienced a very strong period for capital investment in the 1990's, particularly in information technology and telecommunications. It is apparent that substantial excess capacity has been built in several sectors of the U.S. economy. It appears that the technology and telecommunications industries are undergoing an inventory and capital investment correction that is unparalleled in economic history.

While the recent experience in the stock market and the economy have been discouraging for many investors, it is important to remain optimistic about the long-term. During difficult periods, investors should remember that the U.S. economy and capital markets are built on the following two attributes. They are the basis of our democratic and capitalistic culture.

(1) Fundamentally, economic activity and wealth creation are driven by innovation. Innovation comes from the ideas of people. From Caterpillar's development of more fuel-efficient and lower emission diesel engines, to Johnson & Johnson's new cardiac stents, to ExxonMobil's efforts to commercialize its vast Alaskan natural gas reserves, the spirit of innovation and entrepreneurship continues.

(2) The capital markets in the U.S. are highly developed and flexible. Common stock and bond markets exist fundamentally to finance ideas and innovation. Interestingly, the moral of the internet boom and bust cycle of the past few years should not be just that many parts of that new industry failed, but that in a period of just 3-5 years, the capital markets were able to finance a completely new industry.

Great ideas and money to finance them are the critical ingredients for long-term investment success. They remain undiminished, and we strive to make investments for the Funds which will benefit from those ingredients.

    Sincerely,

/s/ Kurt G. Moser               /s/ Paul N. Eckley

    Kurt G. Moser                   Paul N. Eckley
    Senior Vice President           Senior Vice President


* The S&P 500(r) Index tracks the common stock performance of large U.S. companies in the manufacturing, utilities, transportation, and financial industries. It also tracks the performance of common stocks issued by foreign and smaller U.S. companies in similar industries. In total, the S&P 500 is comprised of 500 common stocks.

The Economy

The U.S. economy has been very weak since the third quarter of 2000. The estimate of real GDP growth for the first quarter of 2001 was recently revised downward to 1.2%. This follows 1.0% and 2.2% growth, respectively, in the fourth and third quarters of 2000. Economic slowdowns are also occurring in most countries across the world.

The slowdown has been most severe in the manufacturing sector. Business capital spending has been dismal and continues to slow. Substantial inventory reductions in the last two quarters are an indication of the difficult conditions which exist for many companies. Of course, rebuilding inventories will ultimately provide impetus for improved growth at some point.

Consumer spending continues at a remarkably healthy pace. Auto and home sales remain good. Undoubtedly, the spending will decline as unemployment increases and the effects of higher energy costs unfold, but any decrease in spending will start from fairly robust levels. Furthermore, the one-time tax rebate will likely offset some of the natural cyclical tendency for reduced consumption.

Exports are not providing notable support for our economy at this time as the value of the U.S. dollar is again improving, and growth in foreign economies is also slowing.


The U.S. Equity Market

Stock prices of large companies which are categorized as growth stocks have generally been struggling since the end of 1998. The S&P 500 Index, which is dominated by large capitalization growth stocks, has increased 2.2% in price since December 31, 1998 and dropped 4.5% since November 30, 2000.

The stocks of small and mid-size companies have tended to outperform the equities of large companies over the past 2 1/2 years. The Russell 2000(r) Index* is composed of small companies. It has risen in price by 17.7% since the end of 1998 and 11.3% over the last six months.

So-called value stocks have been the best performers recently. Although definitions are somewhat unclear, stocks are placed in the value category when earnings are expected to grow at rates less than those of companies in the S&P
500. Also, value stocks tend to trade at lower price earnings ratios, higher dividend yields and lower price to book value ratios than growth stocks.

Prior to 1999 large capitalization growth stocks had performed significantly better than small stocks and value stocks for an extended period of time.


The U.S. Bond Market

Activity in money and bond markets over the last six months has been heavily influenced by the Federal Reserve's aggressive easing of monetary policy which began in early January. The Federal Open Market Committee has reduced the target federal funds rate 250 basis points (a basis point is .01%), or around 40%, with five separate 50 basis points reductions in just 4 1/2 months. This is the fastest move ever under Chairman Greenspan's leadership. The target rate now stands at 4%, its lowest level in seven years, after the latest cut on May 15. Most central banks across the world have also moved to accommodating monetary stances.

During the first 2 1/2 months of 2001, market interest rates trended somewhat lower with the declines in short-term interest rates. However, since the latter part of March, yields on long-term U.S. Treasury bonds have risen around 50 basis points, while short-term interest rates were being reduced 100 basis points. Currently, yields on 10-year U.S. Treasury Notes stand at levels which are 45 basis points higher than at year-end 2000, but yields on investment-grade corporate bonds have not changed much over that same period.

The rise in bond yields is not unusual late in an easing cycle. At some point, bond market participants begin to believe that the central bank has lowered interest rates sufficiently to ensure an economic recovery. If further easing of monetary policy occurs beyond that point, bond investors worry that the economy may be stimulated too much and higher inflation may result. However, having made this observation, the quick change in the apparent consensus thinking of the bond markets after only three months of Fed easing is atypical. This is another example of how rapidly capital markets adjust these days and the impact expectations of investors and speculators have on capital markets. Only time will tell us if the expectations presently reflected in the markets prove to be correct.


* The Russell 2000(r) Index tracks the common stock performance of the 2,000 smallest U.S. Companies in the Russell 3000(r) Index, which represents approximately 10% of the total capitalization of the Russell 3000(r) Index.

STATE FARM ASSOCIATES' FUNDS TRUST

Growth Fund

The Growth Fund seeks long-term growth of capital which may be supplemented by income.

At May 31, 2001, common stocks represented 98% of the Growth Fund's total assets. State Farm Investment Management Corp. chooses stocks for the Fund's portfolio based on assessments of the stocks' long-term potential to generate capital gains, but may also consider a stock's long-term potential to generate growth in dividend income.

The Growth Fund experienced negative total returns of (3.40)% and (11.59)% over the six and twelve months ended May 31, 2001.*

The Growth Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 2001 was (18.39%), 12.43% and 12.83%, respectively.*

Balanced Fund

The Balanced Fund seeks long-term growth of principal while providing some current income.

The Fund invests in common stocks and bonds. At May 31, 2001, 66% of its assets were invested in common stocks and 34% were in bonds or short-term investments.

The Balanced Fund experienced negative total returns of (1.45%) and (6.76%) over the six and twelve months ended May 31, 2001.*

The Balanced Fund's average annual total return for the 1-year, 5-year and 10-year periods ended June 30, 2001 was (12.76%), 9.09% and 10.88%, respectively.*

Interim Fund

The Interim Fund seeks the realization over a period of years of the highest yield consistent with relatively low price volatility.

Its portfolio is presently 97% invested in U.S. Treasury securities maturing over the next 6 years.

The Interim Fund experienced total returns of 4.40% and 10.44% over the six and twelve months ended May 31, 2001.*

The Interim Fund's average total return for the 1-year, 5-year and 10-year periods ended June 30, 2001 was 9.29%, 6.43% and 6.54%, respectively.*

Municipal Bond Fund

The Municipal Bond Fund seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management.

The Fund invests primarily in a diversified portfolio of municipal bonds. At May 31, 2001, municipal bonds represented 99% of total assets, and maturities of the bonds were spread over the next 15 years.

The Municipal Bond Fund experienced total returns of 4.84% and 11.30% over the six and twelve months ended May 31, 2001.*

The Municipal Bond Fund's average total return for the 1-year, 5-year and 10-year periods ended June 30, 2001 was 9.18%, 5.82% and 6.36%, respectively.*

*Past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that your Fund Shares, when redeemed, may be worth more or less than their original cost. Recent performance may be less than the figures shown.

Report on Shareholder Meetings

On March 16, 2001, the shareholders of State Farm Growth Fund, Inc., State Farm Balanced Fund, Inc., State Farm Interim Fund, Inc., and State Farm Municipal Bond Fund, Inc. had a special shareholder meeting. The shareholders of these Funds took the following actions at the meeting:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           Votes Cast    Votes Cast     Abstentions
                                        Action                                             For The       Against The
                                                                                           Action        Action
-----------------------------------------------------------------------------------------------------------------------------------
Approved the reorganization of State Farm Growth Fund, Inc. into a separate series of
State Farm Associates' Funds Trust (the "Trust"), a newly created Delaware business trust  30,425,587       593,345       204,363
-----------------------------------------------------------------------------------------------------------------------------------
Approved the reorganization of State Farm Balanced Fund, Inc. into a separate series of
the Trust                                                                                  10,391,065       166,791       117,775
-----------------------------------------------------------------------------------------------------------------------------------
Approved the reorganization of State Farm Interim Fund, Inc. into a separate series of
the Trust                                                                                   6,843,270       314,612       197,786
-----------------------------------------------------------------------------------------------------------------------------------
Approved the reorganization of State Farm Municipal Bond Fund, Inc. into a separate
series of the Trust                                                                        26,175,666       457,066        60,863
-----------------------------------------------------------------------------------------------------------------------------------
Amended the investment objective of State Farm Growth Fund, Inc.                           30,457,830       616,248       149,217
-----------------------------------------------------------------------------------------------------------------------------------
Amended the investment objective of State Farm Balanced Fund, Inc.                         10,457,182       160,994        57,455
-----------------------------------------------------------------------------------------------------------------------------------
Amended the investment objective of State Farm Interim Fund, Inc.                           6,943,213       285,989       126,466
-----------------------------------------------------------------------------------------------------------------------------------
Reclassified the investment objective of State Farm Growth Fund, Inc. from fundamental to
non-fundamental                                                                            29,847,233     1,043,796       332,266
-----------------------------------------------------------------------------------------------------------------------------------
Reclassified the investment objective of State Farm Balanced Fund, Inc. from fundamental
to non-fundamental                                                                         10,214,728       355,865       105,038
-----------------------------------------------------------------------------------------------------------------------------------
Reclassified the investment objective of State Farm Interim Fund, Inc. from fundamental
to non-fundamental                                                                          6,800,753       439,357       115,558
-----------------------------------------------------------------------------------------------------------------------------------
Reclassified the investment objective of State Farm Municipal Bond Fund, Inc. from
fundamental to non-fundamental                                                             25,717,925       806,285       169,385
-----------------------------------------------------------------------------------------------------------------------------------
Changed fundamental investment restrictions applicable to State Farm Growth Fund, Inc.*    30,045,433       814,775       363,087
-----------------------------------------------------------------------------------------------------------------------------------
Changed fundamental investment restrictions applicable to State Farm Balanced Fund, Inc.*  10,340,316       246,914        88,401
-----------------------------------------------------------------------------------------------------------------------------------
Changed fundamental investment restrictions applicable to State Farm Interim Fund, Inc.*    6,807,536       424,726       123,406
-----------------------------------------------------------------------------------------------------------------------------------
Changed fundamental investment restrictions applicable to State Farm Municipal Bond Fund,
Inc.*                                                                                      25,695,360       853,018       145,217
-----------------------------------------------------------------------------------------------------------------------------------

*The shareholders voted separately for each fundamental investment restriction.
 The above amounts represent an average of the votes cast for each separate fundamental investment restriction.

Moreover, on March 29, 2001, the shareholders of State Farm Associates' Funds Trust had a special shareholder meeting. The shareholders took the following actions at that meeting:

   . Elected the following seven persons to serve as Trustees of the Trust:
     Edward B. Rust, Jr., Roger S. Joslin, Thomas M. Mengler, James A. Shirk, Donald A. Altorfer, Victor J. Boschini, and David L. Vance

   . Approved the investment advisory and management services agreement between the Trust and State Farm Investment Management Corp.

   . Approved Ernst & Young, LLP as the auditors of the Trust

At the March 29, 2001, special meeting of shareholders, the shareholders voted all of the Trust's shares in favor of these actions.

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 2001
                                  (Unaudited)

                                       Shares                 Value
                                      --------              ---------

Common Stocks (97.6%)

Agriculture, Foods, & Beverage (4.7%)
   Archer-Daniels-Midland Co.        3,311,905          $  44,710,718
   Campbell Soup Co.                    92,000              2,717,680
   Kellogg Co.                         930,000             24,849,600
   McCormick & Co. Inc.                214,300              8,657,720
   Sara Lee Corp.                      208,000              3,918,720
   Sysco Corp.                         335,200              9,965,496
   The Coca-Cola Co.                   710,900             33,696,660
                                                        -------------
                                                          128,516,594
                                                        -------------

Banks (6.3%)
   ABN Amro Holding NV                 183,411              3,502,295
   AmSouth Bancorporation              333,637              6,135,584
   Bank of America Corp.               314,468             18,632,229
   M&T Bank Corp.                       62,000              4,684,100
   Northern Trust Corp.                144,000              9,525,600
   Popular Inc.                        830,316             26,030,407
   SouthTrust Corp.                    690,000             17,229,300
   SunTrust Banks Inc.                 211,800             13,008,756
   Wachovia Corp.                      238,900             16,089,915
   Wells Fargo & Co.                 1,220,000             57,437,600
                                                        -------------
                                                          172,275,786
                                                        -------------

Building Materials & Construction (2.0%)
   Vulcan Materials Co.              1,039,200             56,199,936
                                                        -------------

Chemicals (6.2%)
   Air Products & Chemicals Inc.       830,000             38,819,100
   EI du Pont de Nemours and Co.       496,104             23,019,226
   Great Lakes Chemical Corp.          588,300             20,149,275
   International Flavors &
    Fragrances Inc.                    561,000             14,726,250
   Sigma-Aldrich Corp.               1,375,000             65,477,500
   The Dow Chemical Co.                243,000              8,701,830
                                                        -------------
                                                          170,893,181
                                                        -------------

Computer Software & Services (4.3%)
   Automatic Data Processing Inc.      149,000              8,007,260
   Check Point Software
      Technologies Ltd. (a)             85,050              4,580,793
   Microsoft Corp. (a)               1,239,500             85,748,610
   Oracle Corp. (a)                  1,378,800             21,095,640
                                                        -------------
                                                          119,432,303
                                                        -------------

Computers (5.1%)
   Hewlett-Packard Co.               2,874,000             84,265,680
   International Business Machines
      Corp.                            496,400             55,497,520
                                                        -------------
                                                          139,763,200
                                                        -------------

Consumer & Marketing (5.9%)
   Clorox Co.                           63,600              2,203,104
   Colgate-Palmolive Co.               234,000             13,253,760
   HON Industries Inc.               1,439,200             36,368,584
   Kimberly Clark Corp.                317,876             19,215,604
   McDonald's Corp.                    499,600             15,127,888
   Nestle SA ADR                       152,200             15,646,160
   Newell Rubbermaid Inc.              464,308             11,733,063
   The Gillette Co.                    565,100             16,348,343
   The Procter & Gamble Co.            378,600             24,321,264
   Unilever NV ADR                     125,446              6,973,543
                                                        -------------
                                                          161,191,313
                                                        -------------

Electronic/Electrical Mfg. (9.6%)
   ABB Ltd.                            184,172              3,310,704
   Agilent Technologies Inc. (a)       548,071             18,382,301
   Applied Materials Inc. (a)          220,400             11,004,572
   Emerson Electric Co.                146,800              9,939,828
   General Electric Co.              2,313,600            113,366,400
   Intel Corp.                       1,934,400             52,248,144
   KLA Tencor Corp. (a)                247,200             12,760,464
   Linear Technology Corp.             703,200             33,753,600
   Texas Instruments Inc.              283,100              9,659,372
                                                        -------------
                                                          264,425,385
                                                        -------------

Financial Services (3.8%)
   American Express Co.                365,400             15,390,648
   Charles Schwab Corp.                115,950              2,179,860
   Citigroup Inc.                    1,155,033             59,195,441
   JP Morgan Chase & Co.               176,490              8,674,484
   MBNA Corp.                          558,450             20,137,707
                                                        -------------
                                                          105,578,140
                                                        -------------

Health Care (18.4%)
   Abbott Laboratories                 294,500             15,308,110
   Biomet Inc.                       2,325,000            103,857,750
   Bristol-Myers Squibb Co.            253,800             13,766,112
   Eli Lilly & Co.                     947,200             80,227,840
   Johnson & Johnson                 1,240,800            120,295,560
   Medtronic Inc.                       80,000              3,438,400
   Merck & Co. Inc.                    639,400             46,669,806
   Pfizer Inc.                       2,880,000            123,523,200
                                                        -------------
                                                          507,086,778
                                                        -------------

Machinery & Manufacturing (3.0%)
   AptarGroup Inc.                     190,800              6,288,768
   Caterpillar Inc.                    370,000             20,039,200
   Deere & Co.                          57,800              2,159,408
   Honeywell International Inc.        314,800             15,236,320
   Illinois Tool Works Inc.            173,300             11,864,118
   Minnesota Mining &
     Manufacturing Co.                 225,500             26,739,790
                                                        -------------
                                                           82,327,604
                                                        =============


                 See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)


                                               Shares             Value
                                             ----------      --------------
Common Stocks (Cont.)

Media & Broadcasting (5.0%)
   Reuters Group PLC ADR                        155,433      $   13,140,306
   SBS Broadcasting SA ADR (a)                  360,181           9,933,792
   The Walt Disney Co.                        2,619,540          82,829,855
   Viacom Inc. Class B (a)                      556,500          32,076,660
                                                             -------------                   -
                                                                137,980,613
                                                             --------------

Mining & Metals (1.0%)
   Newmont Mining Corp.                          36,700             751,983
   Nucor Corp.                                  132,800           6,802,016
   Rio Tinto PLC ADR                            226,800          18,007,920
   Steel Dynamics Inc. (a)                       81,250           1,122,875
                                                             --------------
                                                                 26,684,794
                                                             --------------

Oil & Gas (8.8%)
   Barrett Resources Corp. (a)                  440,400          31,378,500
   BP Amoco PLC ADR                             385,392          20,576,079
   Chevron Corp.                                530,000          50,906,500
   Devon Energy Corp.                           106,102           6,176,197
   Exxon Mobil Corp.                          1,092,900          96,994,875
   Pennzoil-Quaker State Co.                    237,100           3,592,065
   Royal Dutch Petroleum Co. ADR                516,300          31,483,974
                                                             --------------
                                                                241,108,190
                                                             --------------

Retailers (3.0%)
   Home Depot Inc.                              396,400          19,538,556
   Wal-Mart Stores Inc.                       1,224,000          63,342,000
                                                             --------------
                                                                 82,880,556
                                                             --------------

Telecom & Telecom Equipment (9.7%)
   ADC Telecommunications Inc. (a)            1,800,000          13,824,000
   AT&T Corp.                                   600,000          12,702,000
   BellSouth Corp.                              133,900           5,520,697
   Cisco Systems Inc. (a)                     1,439,400          27,722,844
   Corning Inc.                               1,284,600          24,304,632
   Extreme Networks Inc. (a)                    116,200           3,439,520
   Level 3 Communications Inc. (a)              178,600           2,000,320
   LM Ericsson Telephone Co. ADR              2,300,000          14,720,000
   Lucent Technologies Inc.                     745,632           5,875,580
   Motorola Inc.                                792,000          11,642,400
   Nokia Corp. ADR                              519,200          15,181,408
   Nortel Networks Corp.                        693,200           9,240,356
   Qwest Communications
     International Inc.                         235,533           8,653,482
   SBC Communications Inc.                    1,497,512          64,467,892
   Telefonica SA ADR (a)                        158,610           7,040,698
   Tellabs Inc. (a)                              49,300           1,676,693
   Verizon Communications                       101,900           5,589,215
   Vodafone Group PLC ADR                       215,000           5,566,350
   WorldCom Inc. (a)                          1,535,593          27,394,979
   XO Communications Inc. (a)                   230,800             671,628
                                                             --------------
                                                                267,234,694
                                                             --------------

Utilities & Energy (0.8%)
   Duke Energy Corp.                            264,000          12,070,080
   The AES Corp. (a)                            224,800          10,205,920
                                                             --------------
                                                                 22,276,000
                                                             --------------

Total Common Stocks
   (cost $1,252,963,314)                                      2,685,855,067
                                                             --------------


                                              Shares or
                                              principal
                                               amount              Value
                                            ------------       ------------
Short-term Investments (2.1%)
   Citicorp, 4.041%, June, 2001             $ 24,600,000        $24,600,000
   General Motors Acceptance
      Corp., 4.043%, June, 2001               21,900,000         21,900,000
   U.S. Treasury Bills, 4.380%,
      June, 2001                              10,000,000          9,985,840
   JP Morgan Vista Treasury Plus
      Money Market Fund                        1,979,009          1,979,009
                                                             --------------


Total Short-term Investments
   (cost $58,462,846)                                            58,464,849
                                                             --------------

TOTAL INVESTMENTS (99.7%)
   (cost $1,311,426,160)                                      2,744,319,916

OTHER ASSETS, NET OF LIABILITIES (0.3%)                           8,291,140
                                                             --------------
NET ASSETS (100.0%)                                          $2,752,611,056
                                                             ==============


(a) Non-income producing security.

At May 31, 2001, net unrealized appreciation of $1,432,893,756 consisted of gross unrealized appreciation of $1,491,152,610 and gross unrealized depreciation of $58,258,854 based on cost of $1,311,426,160 for federal income tax purposes.

ADR - American Depository Receipts

                See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 2001
                                  (Unaudited)



                                            Shares              Value
                                          ----------        ------------
Common Stocks (66.0%)

Agriculture, Foods, & Beverage (3.4%)
   Archer-Daniels-Midland Co.                895,773        $ 12,092,936
   Campbell Soup Co.                          26,000             768,040
   Kellogg Co.                               310,000           8,283,200
   Sara Lee Corp.                             58,000           1,092,720
   The Coca-Cola Co.                         190,000           9,006,000
                                                             -----------
                                                              31,242,896
                                                             -----------

Banks (4.6%)
   ABN Amro Holding NV                        51,785             988,852
   AmSouth Bancorporation                     52,312             962,018
   Bank of America Corp.                      44,900           2,660,325
   M&T Bank Corp.                             19,000           1,435,450
   Northern Trust Corp.                       41,000           2,712,150
   Popular Inc.                              166,924           5,233,067
   SouthTrust Corp.                          198,000           4,944,060
   SunTrust Banks Inc.                        21,400           1,314,388
   Wachovia Corp.                             75,700           5,098,395
   Wells Fargo & Co.                         373,800          17,598,504
                                                             -----------
                                                              42,947,209
                                                             -----------

Building Materials & Construction (0.9%)
   Vulcan Materials Co.                      160,200           8,663,616
                                                             -----------

Chemicals (4.1%)
   Air Products & Chemicals Inc.             230,000          10,757,100
   EI du Pont de Nemours and Co.             108,705           5,043,912
   Great Lakes Chemical Corp.                141,400           4,842,950
   International Flavors & Fragrances
     Inc.                                    120,000           3,150,000
   Sigma-Aldrich Corp.                       245,500          11,690,710
   The Dow Chemical Co.                       69,000           2,470,890
                                                             -----------
                                                              37,955,562
                                                             -----------

Computer Software & Services (1.3%)
   Microsoft Corp. (a)                       168,600          11,663,748
                                                             -----------

Computers (4.0%)
   Hewlett-Packard Co.                       754,000           22,107,280
   International Business
      Machines Corp.                         137,200           15,338,960
                                                              -----------
                                                               37,446,240
                                                              -----------

Consumer & Marketing (4.3%)
   Clorox Co.                                 22,200               769,008
   HON Industries Inc.                       160,000             4,043,200
   Kimberly Clark Corp.                      177,937            10,756,292
   McDonald's Corp.                           96,700             2,928,076
   Nestle SA ADR                              26,900             2,765,320
   Newell Rubbermaid Inc.                    136,218             3,442,229
   The Gillette Co.                          300,000             8,679,000
   The Procter & Gamble Co.                   81,600             5,241,984
   Unilever NV ADR                            22,857             1,270,620
                                                               -----------
                                                                39,895,729
                                                               -----------

Electronic/Electrical Mfg. (5.7%)
   Agilent Technologies Inc. (a)             143,787             4,822,616
   Applied Materials Inc. (a)                 57,200             2,855,996
   Emerson Electric Co.                       31,200             2,112,552
   General Electric Co.                      479,700            23,505,300
   Intel Corp.                               502,800            13,580,628
   KLA Tencor Corp. (a)                       37,400             1,930,588
   Linear Technology Corp.                    81,600             3,916,800
   Texas Instruments Inc.                      6,300               214,956
                                                               -----------
                                                                52,939,436
                                                               -----------

Financial Services (2.1%)
   American Express Co.                      101,000             4,254,120
   Citigroup Inc.                            147,300             7,549,125
   JP Morgan Chase & Co.                      40,330             1,982,220
   MBNA Corp.                                160,650             5,793,039
                                                               -----------
                                                                19,578,504
                                                               -----------

Health Care (13.4%)
   Allergan Inc.                              77,400             6,942,780
   Biomet Inc.                               607,500            27,137,025
   Bristol-Myers Squibb Co.                   36,100             1,958,064
   Eli Lilly & Co.                           212,000            17,956,400
   Johnson & Johnson                         198,000            19,196,100
   Medtronic Inc.                             21,600               928,368
   Merck & Co. Inc.                          123,400             9,006,966
   Pfizer Inc.                               960,000            41,174,400
                                                               -----------
                                                               124,300,103
                                                               -----------

Machinery & Manufacturing (1.8%)
   AptarGroup Inc.                            45,900             1,512,864
   Caterpillar Inc.                          100,000             5,416,000
   Deere & Co.                                14,700               549,192
   Honeywell International Inc.               44,600             2,158,640
   Illinois Tool Works Inc.                   20,000             1,369,200
   Minnesota Mining &
     Manufacturing Co.                        47,700             5,656,266
                                                               -----------
                                                                16,662,162
                                                               -----------

Media & Broadcasting (5.2%)
   Lee Enterprises Inc. Class A               42,000             1,370,460
   Lee Enterprises Inc. Class B               42,000             1,370,460
   Reuters Group PLC ADR                     173,333            14,653,572
   The Walt Disney Co.                       993,495            31,414,312
                                                               -----------
                                                                48,808,804
                                                               -----------

Mining & Metals (1.1%)
   Newmont Mining Corp.                       29,200               598,308
   Nucor Corp.                               109,200             5,593,224

                See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2001
                                   (Unaudited)

                                               Shares              Value
                                             ----------         -----------
Common Stocks (Cont.)

Mining & Metals (Cont.)
   Rio Tinto PLC ADR                             50,000         $ 3,970,000
   Steel Dynamics Inc. (a)                       18,750             259,125
                                                                -----------
                                                                 10,420,657
                                                                -----------

Oil & Gas (5.2%)
   BP Amoco PLC ADR                              89,986           4,804,352
   Chevron Corp.                                144,000          13,831,200
   Devon Energy Corp.                            29,185           1,698,859
   Exxon Mobil Corp.                            175,500          15,575,625
   Pennzoil-Quaker State Co.                     65,220             988,083
   Royal Dutch Petroleum Co. ADR                188,700          11,506,926
                                                                -----------
                                                                 48,405,045
                                                                -----------

Retailers (1.0%)
   Home Depot Inc.                               32,800           1,616,712
   Wal-Mart Stores Inc.                         149,600           7,741,800
                                                                -----------
                                                                  9,358,512
                                                                -----------

Telecom & Telecom Equipment (7.3%)
   ADC Telecommunications Inc. (a)            1,032,800           7,931,904
   AT&T Corp.                                   255,000           5,398,350
   Cisco Systems Inc. (a)                       135,400           2,607,804
   Corning Inc.                                 372,300           7,043,916
   LM Ericsson Telephone Co. ADR                544,000           3,481,600
   Lucent Technologies Inc.                     220,376           1,736,563
   Motorola Inc.                                192,000           2,822,400
   Nokia Corp. ADR                               88,400           2,584,816
   Nortel Networks Corp.                        178,400           2,378,072
   Qwest Communications
      International Inc.                         39,947           1,467,653
   SBC Communications Inc.                      470,024          20,234,533
   Vodafone Group PLC ADR                        60,000           1,553,400
   WorldCom Inc. (a)                            486,985           8,687,812
   XO Communications Inc. (a)                    59,600             173,436
                                                                -----------
                                                                 68,102,259
                                                                -----------

Utilities & Energy (0.6%)
   Duke Energy Corp.                             72,000           3,291,840
   The AES Corp. (a)                             60,400           2,742,160
                                                                -----------
                                                                  6,034,000
                                                                -----------
Total Common Stocks
   (cost $261,762,159)                                          614,424,482
                                                                -----------



                                              Principal
                                                amount             Value
                                             -----------        -----------

Corporate Bonds (16.0%)

Agriculture, Foods, & Beverage (1.2%)
  Pioneer Hi-Bred International Inc.
  5.750%, 01/15/2009                         $ 3,000,000        $ 2,856,255
  Dean Foods Co.
  6.625%, 05/15/2009                           3,000,000          2,593,044
  Archer-Daniels-Midland Co.
  5.870%, 11/15/2010                           2,950,000          2,796,992
  The Coca-Cola Co.
  5.750%, 03/15/2011                           3,000,000          2,886,048
                                                                -----------
                                                                 11,132,339
                                                                -----------

Automotive (0.3%)
   Daimler Chrysler North America
   6.900%, 09/01/2004                          3,000,000          3,082,503
                                                                -----------

Building Materials & Construction (1.0%)
   Leggett & Platt Inc.
   7.650%, 02/15/2005                          3,000,000          3,151,152
   Masco Corp.
   6.750%, 03/15/2006                          3,000,000          3,025,734
   Vulcan Materials Co.
   6.000%, 04/01/2009                          3,000,000          2,832,318
                                                                -----------
                                                                  9,009,204
                                                                -----------

Chemicals (1.5%)
   PPG Industries Inc.
   6.750%, 08/15/2004                          3,000,000          3,048,510
   EI du Pont de Nemours and Co.
   6.750%, 10/15/2004                          3,250,000          3,374,657
   Avery Dennison Corp.
   5.900%, 12/01/2008                          5,000,000          4,757,510
   The Dow Chemical Co.
   6.125%, 02/01/2011                          3,000,000          2,913,801
                                                                -----------
                                                                 14,094,478
                                                                -----------

Computers (0.3%)
   International Business
     Machines Corp.
   5.375%, 02/01/2009                          3,000,000          2,830,827
                                                                -----------

Consumer & Marketing (1.8%)
   Hasbro Inc.
   5.600%, 11/01/2005                          2,000,000          1,703,610
   Kimberly Clark Corp.
   7.100%, 08/01/2007                          3,000,000          3,143,535
   The Procter & Gamble Co.
   6.875%, 09/15/2009                          3,000,000          3,105,510
   Unilever Capital Corp.
   7.125%, 11/01/2010                          3,000,000          3,135,942
   Clorox Co.
   6.125%, 02/01/2011                          3,000,000          2,928,450
   McDonald's Corp.
   6.000%, 04/15/2011                          3,000,000          2,891,748
                                                                -----------
                                                                 16,908,795
                                                                -----------


                See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2001
                                   (Unaudited)


                                             Principal
                                               amount              Value
                                            -----------         -----------
Corporate Bonds (Cont.)

Electronic/Electrical Mfg. (0.3%)
   Emerson Electric Co.
   5.850%, 03/15/2009                       $ 3,000,000         $ 2,916,549
                                                                -----------

Financial Services (1.6%)
   Household Finance Corp.
   7.200%, 07/15/2006                         3,000,000           3,126,480
   Ford Motor Credit Co.
   5.800%, 01/12/2009                         3,000,000           2,782,416
   General Electric Capital Corp.
   7.375%, 01/19/2010                         2,000,000           2,148,558
   General Motors Acceptance Corp.
   7.750%, 01/19/2010                         3,000,000           3,141,306
   BellSouth Capital Funding Corp.
   7.750%, 02/15/2010                         3,000,000           3,229,245
                                                                -----------
                                                                 14,428,005
                                                                -----------

Health Care (0.9%)
   American Home Products Corp.
   6.250%, 03/15/2006                         2,000,000           1,992,160
   Johnson & Johnson
   6.625%, 09/01/2009                         3,000,000           3,102,819
   Becton Dickinson & Co.
   7.150%, 10/01/2009                         3,000,000           3,103,737
                                                                -----------
                                                                  8,198,716
                                                                -----------

Machinery & Manufacturing (1.9%)
   United Technologies Corp.
   7.000%, 09/15/2006                         3,000,000           3,138,885
   Illinois Tool Works Inc.
   5.750%, 03/01/2009                         3,000,000           2,871,072
   Caterpillar Inc.
   7.250%, 09/15/2009                         3,000,000           3,123,690
   Honeywell International Inc.
   7.500%, 03/01/2010                         3,000,000           3,225,744
   Deere & Co.
   7.850%, 05/15/2010                         3,000,000           3,206,436
   Dover Corp.
   6.500%, 02/15/2011                         2,000,000           1,974,732
                                                                -----------
                                                                 17,540,559
                                                                -----------

Media & Broadcasting (0.6%)
   The Washington Post Co.
   5.500%, 02/15/2009                         3,000,000           2,856,480
   Knight-Ridder Inc.
   7.125%, 06/01/2011                         3,000,000           2,993,670
                                                                -----------
                                                                  5,850,150
                                                                -----------

Mining & Metals (0.5%)
   Alcan Inc.
   6.450%, 03/15/2011                         2,000,000           1,969,360
   Alcoa Inc.
   6.500%, 06/01/2011                         3,000,000           2,993,415
                                                                -----------
                                                                  4,962,775
                                                                -----------

Oil & Gas (0.3%)
   Texaco Capital
   5.500%, 01/15/2009                         3,000,000           2,857,263
                                                                -----------

Retailers (0.7%)
   Albertsons Inc.
   6.950%, 08/01/2009                         3,000,000           2,935,500
   Wal-Mart Stores Inc.
   6.875%, 08/10/2009                         3,000,000           3,118,341
                                                                -----------
                                                                  6,053,841
                                                                -----------

Telecom & Telecom Equipment (2.2%)
   Vodafone Group PLC
   7.625%, 02/15/2005                         3,000,000           3,165,078
   Deutsche Telekom International
    Financial
   7.750%, 06/15/2005                         3,000,000           3,147,537
   WorldCom Inc.
   7.750%, 04/01/2007                         3,000,000           3,068,004
   US West Communications
   5.625%, 11/15/2008                         5,000,000           4,580,075
   AT&T Corp.
   6.000%, 03/15/2009                         3,000,000           2,813,664
   New England Telephone &
    Telegraph Co.
   5.875%, 04/15/2009                         1,000,000             950,416
   Motorola Inc.
   7.625%, 11/15/2010                         3,000,000           2,930,400
                                                                -----------
                                                                 20,655,174
                                                                -----------

Utilities & Energy (0.9%)
   Alabama Power Co.
   7.125%, 08/15/2004                         3,000,000           3,108,219
   Duke Energy Corp.
   7.375%, 03/01/2010                         3,000,000           3,127,419
   IES Utilities
   6.750%, 03/15/2011                         2,000,000           1,948,092
                                                                -----------
                                                                  8,183,730
                                                                -----------

Total Corporate Bonds
   (cost $148,438,405)                                          148,704,908
                                                                -----------


                See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)


                                              Principal
                                                amount             Value
                                             -----------        -----------
Government Agency Securities (1.6%)

Federal Home Loan Mortgage Corp.
   7.375%, 05/15/2003                        $ 5,000,000        $ 5,256,985

Federal National Mortgage Association
   6.000%, 05/15/2008                         10,000,000         10,095,220
                                                                -----------

Total Government Agency Securities
   (cost $14,515,087)                                            15,352,205
                                                                -----------
U.S. Treasury Obligations (15.1%)

U.S. Treasury Bonds
   13.375%, 08/15/2001                           680,000            693,069
   14.250%, 02/15/2002                         1,000,000          1,072,031
   11.625%, 11/15/2002                         2,570,000          2,840,151
   10.750%, 05/15/2003                         3,000,000          3,357,423
   11.875%, 11/15/2003                         5,500,000          6,429,627
   11.625%, 11/15/2004                         1,500,000          1,822,266
   9.375%, 02/15/2006                         11,500,000         13,597,404
   10.375%, 11/15/2009                         1,000,000          1,171,406
   10.000%, 05/15/2010                         7,000,000          8,229,375

U.S. Treasury Notes
   7.500%, 11/15/2001                          2,500,000          2,542,780
   7.500%, 05/15/2002                          2,000,000          2,068,662
   6.000%, 07/31/2002                          5,000,000          5,116,180
   6.375%, 08/15/2002                          7,500,000          7,711,725
   6.250%, 02/15/2003                          5,000,000          5,166,275
   5.750%, 08/15/2003                          9,000,000          9,260,325
   5.875%, 02/15/2004                          2,000,000          2,068,204
   7.250%, 05/15/2004                          5,000,000          5,358,545
   7.250%, 08/15/2004                          6,000,000          6,455,640
   7.500%, 02/15/2005                          5,000,000          5,452,490
   6.500%, 05/15/2005                          4,500,000          4,764,695
   5.875%, 11/15/2005                          6,000,000          6,222,000
   6.875%, 05/15/2006                          1,900,000          2,051,196
   7.000%, 07/15/2006                          3,000,000          3,256,422
   6.500%, 10/15/2006                          4,000,000          4,261,588
   6.250%, 02/15/2007                         10,000,000         10,544,500
   6.625%, 05/15/2007                          8,000,000          8,593,128
   5.500%, 02/15/2008                         10,000,000         10,147,830
                                                                -----------

Total U.S. Treasury Obligations
   (cost $137,878,588)                                          140,254,937
                                                                -----------




                                               Shares or
                                               principal
                                                 amount            Value
                                              -----------      ------------
Short-term Investments (1.0%)
   Citicorp, 4.041%, June, 2001               $ 6,900,000       $ 6,900,000
   U.S. Treasury Bills, 4.380%,
     June, 2001                                 1,000,000           998,584
   JP Morgan Vista Treasury Plus
     Money Market Fund                          1,083,058         1,083,058
                                                               ------------

Total Short-term Investments
   (cost $8,981,676)                                              8,981,642
                                                               ------------

TOTAL INVESTMENTS (99.7%)
   (cost $571,575,915)                                          927,718,174

OTHER ASSETS, NET OF LIABILITIES (0.3%)                           2,665,011
                                                               ------------
NET ASSETS (100.0%)                                            $930,383,185
                                                               ============

(a) Non-income producing security.

At May 31, 2001, net unrealized appreciation of $356,142,259 consisted of gross unrealized appreciation of $371,518,165 and gross unrealized depreciation of $15,375,906 based on cost of $571,575,915 for federal income tax purposes.

ADR - American Depository Receipts

                See accompanying notes to financial statements.

                 STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND
                            PORTFOLIO OF INVESTMENTS
                                  May 31, 2001
                                  (Unaudited)


                                              Principal
                                                amount             Value
                                             -----------        -----------
U.S. Treasury Obligations (97.3%)

U.S. Treasury Notes
   7.875%, 08/15/2001                        $ 1,000,000        $ 1,008,711
   6.375%, 09/30/2001                          3,000,000          3,026,601
   7.500%, 11/15/2001                          4,000,000          4,068,448
   7.500%, 05/15/2002                          4,000,000          4,137,324
   6.375%, 08/15/2002                          8,000,000          8,225,840
   5.750%, 11/30/2002                          5,000,000          5,119,905
   6.250%, 02/15/2003                          6,000,000          6,199,530
   5.750%, 04/30/2003                          5,000,000          5,136,455
   5.750%, 08/15/2003                          7,000,000          7,202,475
   4.250%, 11/15/2003                          2,000,000          1,990,832
   4.750%, 02/15/2004                          2,000,000          2,010,782
   7.250%, 05/15/2004                          8,000,000          8,573,672
   7.250%, 08/15/2004                          5,000,000          5,379,700
   5.875%, 11/15/2004                          3,000,000          3,106,377
   7.875%, 11/15/2004                          4,000,000          4,392,332
   7.500%, 02/15/2005                          4,000,000          4,361,992
   6.500%, 05/15/2005                          4,000,000          4,235,284
   6.500%, 08/15/2005                          8,000,000          8,481,808
   5.875%, 11/15/2005                          4,000,000          4,148,000
   5.625%, 02/15/2006                         13,000,000         13,374,309
   6.500%, 10/15/2006                          7,000,000          7,457,779
   6.250%, 02/15/2007                         10,000,000         10,544,500
   6.125%, 08/15/2007                          9,000,000          9,438,840
                                                                -----------

Total U.S. Treasury Obligations
   (cost $131,844,375)                                          131,621,496
                                                                -----------



                                              Shares or
                                              principal
                                               amount              Value
                                             -----------        -----------

Short-term Investments (2.5%)
   U.S. Treasury Bills, 4.380%,
     June, 2001                              $ 1,000,000       $    998,584
   JP Morgan Vista Treasury Plus
      Money Market Fund                        2,399,534          2,399,534
                                                               ------------

Total Short-term Investments
   (cost $3,398,023)                                              3,398,118
                                                               ------------

TOTAL INVESTMENTS (99.8%)
   (cost $135,242,398)                                          135,019,614

OTHER ASSETS, NET OF LIABILITIES (0.2%)                             274,749
                                                               ------------
NET ASSETS (100.0%)                                            $135,294,363
                                                               ============

At May 31, 2001, net unrealized depreciation of $222,784 consisted of gross unrealized appreciation of $1,381,656 and gross unrealized depreciation of $1,604,440 based on cost of $135,242,398 for federal income tax purposes.

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

                            PORTFOLIO OF INVESTMENTS

                                  May 31, 2001
                                  (Unaudited)


                                                                                                 Rating
                                                                           Coupon    Maturity   (Moody's   Principal
                                                                             Rate      Date      or S&P)     amount       Value
                                                                           -------  ----------  --------  -----------  ------------
Long-term Municipal Bonds(98.6%)

Alabama (1.9%)
  The Water Works and Sewer Board, Birmingham, Alabama, Water and Sewer
    Revenue Bonds, Series 1994 (Prerefunded to 1-1-2004 @102)               4.750%    1/1/2005    Aa3     $ 2,200,000  $  2,308,394
  Huntsville, Alabama, General Obligation Warrants, Series 1998A            4.600%   11/1/2013    Aa2       2,165,000     2,110,225
   Limestone County Board of Education, Alabama, Capital Outlay Tax Antic
    Warrants, Series 1998                                                   4.900%    7/1/2015    Aaa       2,465,000     2,427,335
                                                                                                                       ------------
                                                                                                                          6,845,954
                                                                                                                       ------------
Alaska (2.0%)
  Anchorage, Alaska, General Obligation General Purpose Refunding Bonds     4.600%    2/1/2003    Aaa       1,505,000     1,534,994
  Municipality of Anchorage, Alaska, 1993 General Obligation Refunding
    School Bonds, Series B                                                  4.900%    9/1/2003    Aaa       1,500,000     1,549,680
  Municipality of Anchorage, Alaska, 1994 General Obligation School Bonds   5.400%    7/1/2005    Aaa       1,100,000     1,169,113
  Municipality of Anchorage, Alaska, 2000 General Obligation General
    Purpose Bonds, Series A                                                 5.625%    9/1/2013    Aaa       1,500,000     1,594,080
  Matanuska-Susitna Borough, Alaska, General Obligation School Bonds, 1999
    Series A                                                                5.000%    3/1/2015    Aaa       1,565,000     1,565,908
                                                                                                                       ------------
                                                                                                                          7,413,775
                                                                                                                       ------------
Arizona (5.3%)
  Pima County, Arizona, General Obligation Refunding Bonds, Series 1992     6.300%    7/1/2002    A1        1,000,000     1,035,070
  Tempe Union High School District No. 213, Maricopa County, Arizona,
    School Improvement General Obligation Bonds, Project of 1989, Series
    1992 B (Prerefunded to 7-1-2001 @ 101)                                  5.875%    7/1/2002    A1        3,000,000     3,036,330
  Deer Valley Unified School District No. 97 of Maricopa County, Arizona,
    School Improvement Bonds, Project of 1992, Series A (1993)              5.125%    7/1/2004    Aaa       2,000,000     2,098,600
  Maricopa County, Arizona, Unified School District No. 69, Paradise
    Valley School Improvement Bonds, Series 1990A                           7.100%    7/1/2004    A1        1,000,000     1,098,900
  City of Phoenix, Arizona, General Obligation Refunding Bonds,
    Series 1993 A                                                           5.300%    7/1/2006    Aa1       2,340,000     2,496,429
  Maricopa County, Arizona, Unified School District No. 69, Paradise
    Valley School Improvement Bonds, Series 1994A                           7.100%    7/1/2008    A1        1,000,000     1,175,900
  Maricopa County, Arizona, Unified School District No. 69, Paradise
    Valley School Improvement Bonds, Series 1994A                           7.000%    7/1/2009    A1        1,200,000     1,418,352
  Maricopa County, Arizona, Unified School District No. 69, Paradise
    Valley School Improvement Bonds, Series 1994A                           7.000%    7/1/2010    A1        2,500,000     2,976,600
  Mesa Unified School District No. 4 of Maricopa County, Arizona, School
    Improvement Bonds, Project of 1995, Series D (1997)                     4.750%    7/1/2010    Aaa       4,250,000     4,336,700
                                                                                                                       ------------
                                                                                                                         19,672,881
                                                                                                                       ------------
California (2.7%)
  City of Los Angeles, California, Department of Water and Power, Electric
    Plant Refunding Revenue Bonds, Second Issue of 1993                     4.800%   1/15/2004    Aa3       3,000,000     3,142,350
  State Of California, Various Purpose General Obligation Bonds             6.000%    0/1/2006    Aa3       2,000,000     2,197,480
  Sacramento County, California, Sanitary District Financing Authority
    Revenue Bonds, 1995                                                     5.000%   12/1/2007    Aa3       2,830,000     3,003,507
  Sacramento County, California, Sanitary District Financing Authority
    Revenue Bonds, 1995 (Prerefunded to 12-1-2007 @ 100)                    5.000%    2/1/2008    Aa3       1,500,000     1,591,965
                                                                                                                       ------------
                                                                                                                          9,935,302
                                                                                                                       ------------

                 See accompanying notes to financial statements.

            STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                     PORTFOLIO OF INVESTMENTS (Continued)
                                 May 31, 2001
                                 (Unaudited)

                                                                                       Rating
                                                                           Coupon    Maturity   (Moody's   Principal
                                                                            Rate       Date      or S&P)    amount        Value
                                                                           ------   ----------  --------  -----------  ----------
Long-term Municipal Bonds (Cont.)

Colorado (4.7%)
  Jefferson County, Colorado, School District No. R-1 General Obligation
    Bonds, Series 1992 (Prerefunded to 12-15-2002 @ 101)                   5.750%   12/15/2003     Aaa    $ 2,000,000  $ 2,102,780
  Arapahoe County School District # 6, Colorado, Littleton Public Schools
    General Obligation Improvement Bonds, Series 1995A                     5.000%    12/1/2007     Aa2      2,000,000    2,107,300
  Cherry Creek School District No. 5, (Arapahoe County, Colorado),
    General Obligation Bonds, Series 1999                                  5.500%   12/15/2009     Aa1      2,000,000    2,174,740
  Mesa County Valley School District No. 51, County of Mesa, State of
    Colorado, General Obligation Bonds, Series 1996                        5.300%    12/1/2010     Aaa      2,540,000    2,667,559
  St. Vrain School District # R3-1J, Colorado, General Obligation,
    Series 1997                                                            5.000%   12/15/2012     Aaa      3,135,000    3,216,103
  City of Boulder, Colorado, Open Space Acquisition Refunding Bonds,
    Series 1999                                                            5.000%    8/15/2013     Aa1      1,855,000    1,887,518
  School District No. 12 Adams County, Colorado, (Adams 12 Five Star
    Schools), General Obligation Bonds, Series 2001A                       5.250%   12/15/2013     Aaa      3,000,000    3,134,520
                                                                                                                       -----------
                                                                                                                        17,290,520
                                                                                                                       -----------
Delaware (0.7%)
  The State of Delaware, General Obligation Bonds, Series 1994B
   (Prerefunded to 12-1-2004 @ 100)                                        6.000%    12/1/2011     Aaa      1,125,000    1,218,150
  The State of Delaware, General Obligation Bonds, Series 1994B
    (Prerefunded to 12-1-2004 @ 100)                                       6.000%    12/1/2012     Aaa      1,125,000    1,218,150
                                                                                                                       -----------
                                                                                                                         2,436,300
                                                                                                                       -----------
Florida (1.9%)
  School District of Leon County, Florida, General Obligation Refunding
    Bonds, Series 1991                                                     5.850%     7/1/2001     A1       2,000,000    2,004,240
  State of Florida, State Board of Education, Public Education Capital
    Outlay Refunding Bonds, 1995 Series C                                  5.125%     6/1/2008     Aa2      2,000,000    2,086,380
  State of Florida, State Board of Education Capital Outlay,
    1999 Series A                                                          4.750%     1/1/2015     Aa2      3,000,000    2,925,750
                                                                                                                       -----------
                                                                                                                         7,016,370
                                                                                                                       -----------
Georgia (7.6%)
  Municipal Electric Authority of Georgia, General Power Revenue Bonds,
    Series 1993 A (Escrowed to Maturity)                                   5.000%     1/1/2004     A3       1,500,000    1,554,480
  DeKalb County School District, Georgia, General Obligation Refunding
    Bonds, Series 1993                                                     5.100%     7/1/2004     Aa2      1,205,000    1,258,526
  Forsyth County School District, Georgia, General Obligation Bonds,
    Series 1995 (Prerefunded to 7-1-2005 @ 102)                            5.050%     7/1/2007     Aaa      3,215,000    3,439,311
  State of Georgia, General Obligation Bonds, Series 1996C                 6.250%     8/1/2009     Aaa      3,590,000    4,081,076
  State of Georgia, General Obligation Bonds, Series 1995C                 5.700%     3/1/2011     Aaa      3,000,000    2,202,000
  Gwinnett County Water & Sewer Authority, Georgia, Revenue Series 1998    5.000%     8/1/2011     Aaa      4,000,000    4,170,960
  State of Georgia, General Obligation Bonds, Series 1995B                 5.750%     3/1/2012     Aaa      3,000,000    3,307,230
  State of Georgia, General Obligation  Bonds, Series 1997A                6.250%     4/1/2012     Aaa      3,000,000    3,430,830
  Columbia County, Georgia, General Obligation Bonds (Courthouse/Detention
    Center Projects), Series 1998                                          4.700%     2/1/2013     A+       1,055,000    1,036,886
  Columbia County, Georgia, General Obligation Bonds (Courthouse/Detention
    Center  Projects), Series 1998                                         4.800%     2/1/2014     A+       1,195,000    1,171,219
  Fayette County School District, Georgia, General Obligation Refunding
    School Bonds, Series 1999                                              4.750%     3/1/2015     Aa2      2,500,000    2,442,400
                                                                                                                       -----------
                                                                                                                        28,094,918
                                                                                                                       -----------

               See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

                                  May 31, 2001
                                   (Unaudited)


                                                        Rating
                                                                            Coupon    Maturity   (Moody's   Principal
                                                                             Rate       Date      or S&P)    amount        Value
                                                                            ------   ----------  --------  -----------  -----------

Long-term Municipal Bonds (Cont.)

Hawaii (2.7%)
  City and County of Honolulu, Hawaii, General Obligation Refunding Bonds,
    Series 1                                                                5.600%     6/1/2001     Aa3    $ 2,200,000  $ 2,200,000
  City and County of Honolulu, Hawaii, General Obligation Bonds,            5.400%     9/1/2009     Aaa      1,775,000    1,888,334
    1996 Series A
  City and County of Honolulu, Hawaii, General Obligation Bonds, 1996
    Series A (Prerefunded to 9-1-2008 @ 100)                                5.400%     9/1/2009     Aaa      2,225,000    2,401,554
  State of Hawaii, General Obligation Bonds of 1992, Series BW              6.375%     3/1/2011     Aa3      3,000,000    3,433,050
                                                                                                                        -----------
                                                                                                                          9,922,938
                                                                                                                        -----------
Idaho (0.4%)
  Joint School District No. 2, Ada & Canyon Counties, Idaho, General
   Obligation School Bonds, Series 1994                                     5.000%    7/30/2004     Aa2      1,540,000    1,606,451
                                                                                                                        -----------
Illinois (6.3%)
  Lake County, Illinois, Forest Preserve District General Obligation
    Refunding Bonds, Series 1992B                                           5.700%     2/1/2003     Aa1      2,000,000    2,069,920
  State of Illinois, General Obligation Refunding Bonds, Series of
    June 1993                                                               5.000%     6/1/2003     Aa2      2,000,000    2,065,320
  County of DuPage, Illinois, General Obligation Refunding Bonds
    (Alternate Rev. Source - Stormwater Project)                            5.100%     1/1/2004     Aaa      2,025,000    2,101,464
  State of Illinois, General Obligation Bonds, Series September 1996        5.450%     9/1/2009     Aaa      4,000,000    4,266,600
  Forest Preserve District of Kane County, Kane County, Illinois, General
      Obligation Bonds, Series 1999                                         5.000%   12/30/2011     Aa3      2,500,000    2,566,950
  Lake County Forest Preserve District, Lake County, Illinois, General
     Obligation Land Acquisition and Development Bonds, Series 2000         5.000%    2/15/2012     Aa1      2,000,000    2,036,860
  State of Illinois, General Obligation Bonds, Illinois First, Series of
    April 2001                                                              5.375%     4/1/2013     Aaa      2,000,000    2,107,580
  DuPage County Forest Preserve District, Illinois, General Obligation,
    Series 1997                                                             4.900%    10/1/2013     Aaa      3,785,000    3,796,204
  Community Unit School District Number 200, DuPage County, Illinois
    (Wheaton-Warrenville), General Obligation School Building Bonds,
    Series 1999                                                             5.050%     2/1/2015     Aaa      2,195,000    2,193,485
                                                                                                                        -----------
                                                                                                                         23,204,383
                                                                                                                        -----------
Indiana (2.3%)
  Monroe County Jail, Indiana, First Mortgage Refunding Bonds,              4.900%     1/1/2002     A1         900,000      910,125
    Series 1993 Monroe County
  Monroe County Jail, Indiana, First Mortgage Refunding Bonds,              4.900%     7/1/2002     A1         925,000      944,370
    Series 1993
  Indianapolis, Indiana, Local Public Improvement Bond Bank, Series
    1993A Bonds                                                             5.250%    1/10/2004     Aaa      2,000,000    2,082,060
  Southwest Allen, Indiana, High School Building Corp., 1st Mortgage
    Refunding Bonds, Series 1996B                                           4.850%    7/15/2006     Aaa      2,125,000    2,213,995
  Eagle-Union Community Schools Building Corporation, Boone County,
    Indiana, 1st Mortgage Refunding Bonds, Series 1999                      4.875%     7/5/2015     Aaa      2,325,000    2,269,897
                                                                                                                        -----------
                                                                                                                          8,420,447
                                                                                                                        -----------
Iowa (1.1%)
  City of Des Moines, Iowa, Sewer Revenue Bonds, Series 1992D               6.000%     6/1/2003     Aaa      2,000,000    2,052,100
  City of Iowa City, Johnson County, Iowa, Sewer Revenue Bonds              5.875%     7/1/2004     Aaa      2,045,000    2,096,698
                                                                                                                        -----------
                                                                                                                          4,148,798
                                                                                                                        -----------
Kansas (0.1%)
  Johnson County Water District No. 1, Kansas, Water Revenue,
    Series 1982A (Escrowed to maturity)                                    10.250%     8/1/2002     Aaa        220,000      237,833
                                                                                                                        -----------



See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)

                                                                                                   Rating
                                                                           Coupon     Maturity    (Moody's   Principal
                                                                            Rate        Date       or S&P)     amount     Value
                                                                           ------     --------    --------   ---------    ------
Long-term Municipal Bonds (Cont.)
Kentucky (1.7%)
  Louisville and Jefferson County Metropolitan Sewer District
    (Commonwealth of Kentucky), Sewer and Drainage System Revenue
    Bonds, Series 1999A                                                     5.500%    5/15/2009      Aaa    $ 2,720,000  $2,932,323
  Jefferson County, Kentucky, General Obligation Refunding Bonds,
    Series 1998A                                                            4.600%    12/1/2013      Aa2      1,665,000   1,639,592
  Jefferson County, Kentucky, General Obligation Refunding Bonds,
    Series 1998A                                                            4.700%    12/1/2014      Aa2      1,745,000   1,713,730
                                                                                                                         ----------
                                                                                                                          6,285,645
                                                                                                                         ----------
Louisiana (1.4%)
  State of Louisiana, General Obligation Bonds, Series 1997A                5.375%    4/15/2011      Aaa      5,000,000   5,304,250
                                                                                                                         ----------
Maryland (2.1%)
  Howard County, Maryland, Consolidated Public Improvement Refunding Bonds,
    Series 1991B                                                            5.800%    8/15/2001      Aaa      2,000,000   2,011,720
  Montgomery County, Maryland, General Obligation Consolidated Public
    Improvement, 1998 Series A                                              4.875%    5/1/2013       Aaa      5,750,000   5,844,415
                                                                                                                         ----------
                                                                                                                          7,856,135
                                                                                                                         ----------
Michigan (4.1%)
  State of Michigan, General Obligation Bonds, Clean Michigan
    Initiative Program, Series 1999A                                        5.500%    11/1/2009      Aaa      3,140,000   3,415,566
  Lake Orion Community School District, County of Oakland, State
    of Michigan, 2000 School Building and Site Bonds, (General
    Obligation - Unlitmited Tax),  Series A                                 5.550%     5/1/2011      Aaa      2,500,000   2,710,550
  Northville Public Schools, Michigan, 1997 General Obligation
    School Building & Site & Refunding                                      5.100%     5/1/2011      Aaa      3,800,000   3,934,102
  Clarkston Community Schools, County of Oakland, State of Michigan,
    1998 Refunding Bonds (General Obligation-Unlimite Tax)                  4.850%     5/1/2012      Aaa      2,465,000   2,486,298
  Avondale School District, Oakland County, Michigan, 1999 Refunding
    Bonds (Unlimited Tax General Obligation)                                4.850%     5/1/2015      Aaa      1,400,000   1,377,320
  Avondale School District, Oakland County, Michigan, 1999 Refunding
    Bonds (Unlimited Tax General Obligation)                                4.900%     5/1/2016      Aaa      1,400,000   1,377,810
                                                                                                                         ----------
                                                                                                                         15,301,646
                                                                                                                         ----------
Minnesota (2.2%)
  County of Ramsey, Minnesota, General Obligation Capital Improvement
    Refunding Bonds, Series 1992C                                           5.400%    12/1/2002      Aaa      1,500,000   1,551,585
  State of Minnesota, General Obligation State Refunding Bonds of 1983      5.125%     8/1/2004      Aaa      3,215,000   3,331,898
  Wayzata Independent School District #284, Minnesota, General Obligation
    School Building Refunding, Series 1998A                                 5.000%     2/1/2012      Aa1      3,000,000   3,074,730
                                                                                                                         ----------
                                                                                                                          7,958,213
                                                                                                                         ----------
Mississippi (1.7%)
  Jackson Public School District, Mississippi, General Obligation
    School Bonds, Series 1992                                               5.800%     7/1/2002      A1       2,100,000   2,162,664
  City of Jackson, Mississippi, Water and Sewer Revenue Refunding Bonds,
    Series 1993-A                                                           4.850%     9/1/2004      Aaa      2,000,000   2,073,860
  State of Mississippi, General Obligation Refunding Bonds, Series 2001     5.500%     9/1/2013      Aa3      2,000,000   2,150,760
                                                                                                                         ----------
                                                                                                                          6,387,284
                                                                                                                         ----------


                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)


                                                                                                 Rating
                                                                           Coupon   Maturity    (Moody's    Principal
                                                                            Rate      Date       or S&P)      amount       Value
                                                                           ------   --------    --------   -----------  -----------
Long-term Municipal Bonds (Cont.)

Missouri (0.4%)
  The School District of St. Joseph, (St. Joseph, Missouri), General
    Obligation School Building Bonds, Series 2000, (Missouri Direct
    Deposit Program)                                                       5.450%   3/1/2011       AA+     $ 1,375,000  $ 1,478,634
                                                                                                                        -----------

Nebraska (2.8%)
  City of Lincoln, Nebraska, Water Revenue and Refunding Bonds,
    Series 1993                                                            4.900%  8/15/2003       Aa2       2,000,000    2,069,680
  Omaha, Nebraska, Public Power District Electric System Revenue Bonds,
    1993 Series B                                                          5.100%   2/1/2005       Aa2       1,500,000    1,572,165
  Omaha Public Power District, Nebraska, Electric System Revenue Bonds,
    1992 Series B (Escrowed to maturity)                                   6.150%   2/1/2012       Aa2       6,000,000    6,749,100
                                                                                                                        -----------
                                                                                                                         10,390,945
                                                                                                                        -----------

Nevada (0.6%)
  State of Nevada, General Obligation (Limited Tax) Hoover Uprating
    Refunding Bonds, Series 1992                                           6.000%  10/1/2001       Aa2       2,110,000    2,131,016
                                                                                                                        -----------

North Carolina (3.2%)
  County of Buncombe, North Carolina, Refunding Bonds, Series 1993         5.100%   3/1/2004       Aa2       1,600,000    1,665,792
  Winston-Salem, North Carolina, Water and Sewer System Revenue
    Bonds, Series 1995B                                                    5.000%   6/1/2007       Aa2       1,325,000    1,413,775
  Winston-Salem, North Carolina, Water and Sewer System Revenue
    Bonds, Series 1995B                                                    5.100%   6/1/2008       Aa2       1,665,000    1,782,682
  County of Wake, North Carolina, General Obligation School Bonds,
    Series 1997                                                            4.900%   3/1/2009       Aaa       4,000,000    4,163,560
  State of North Carolina, Public School Building Bonds, General
    Obligation, Series 1999                                                4.600%   4/1/2016       Aaa       3,000,000    2,859,390
                                                                                                                        -----------
                                                                                                                         11,885,199
                                                                                                                        -----------

North Dakota (0.6%)
  Fargo, North Dakota, Water Revenue of 1993 (Escrowed to
    maturity)                                                              5.000%   1/1/2004       Aaa       2,000,000    2,074,120
                                                                                                                        -----------

Ohio (4.3%)
  Columbus, Ohio, Sewer Improvement No. 27 Refunding Bonds,
    Series 1991 (Unlimited Tax General Obligation Bonds)                   5.900%  2/15/2002       Aaa       1,535,000    1,567,957
  Hilliard City School District, Ohio, General Obligation
    (Unlimited Tax) School Improvement Bonds, Series 2000                  5.300%  12/1/2010       Aa2       2,000,000    2,140,700
  State of Ohio, Higher Education Capital Facilities,
    General Obligation Bonds, Series 2000A                                 5.250%   2/1/2011       Aa1       2,000,000    2,109,800
  State of Ohio, Full Faith & Credit General Obligation
    Infrastructure Improvement Bonds, Series 1997                          5.350%   8/1/2012       Aa1       5,000,000    5,216,800
  Lakota Local School District, County of Butler, Ohio,
    General Obligation Unlimited Tax School Improvement and
    Refunding Bonds, Series 2001                                           5.250%  12/1/2013       Aaa       2,780,000    2,913,106
  Delaware County, Ohio, General Obligation, Limited Tax,
    Sewer District Improvement Bonds, Series 1999                          4.900%  12/1/2015       Aaa       1,970,000    1,951,403
                                                                                                                        -----------
                                                                                                                         15,899,766
                                                                                                                        -----------

Oklahoma (2.1%)
  City of Tulsa, Oklahoma, General Obligation Refunding Bonds
    of 1993                                                                5.050%   6/1/2002        Aa2      1,500,000    1,532,685
  Oklahoma City, Oklahoma, General Obligation Bonds, Series 1993           5.150%   5/1/2003        Aa2      1,050,000    1,084,965
  Oklahoma City, Oklahoma, General Obligation Bonds, Series 1993           5.250%   5/1/2004        Aa2      1,050,000    1,083,358

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)

                                                                                                 Rating
                                                                           Coupon   Maturity    (Moody's   Principal
                                                                            Rate      Date       or S&P)     amount       Value
                                                                           ------   --------    --------  -----------  -----------
Long-term Municipal Bonds (Cont.)

Oklahoma (Cont.)
  Oklahoma City, Oklahoma, General Obligation Refunding Bonds,
    Series 1993                                                            5.300%   8/1/2005       Aa2    $ 2,000,000  $ 2,113,300
  City of Tulsa, Oklahoma, General Obligation Bonds, Series 1999           5.250%  12/1/2009       Aa2      1,680,000    1,784,261
                                                                                                                       -----------
                                                                                                                         7,598,569
                                                                                                                       -----------

Oregon (2.3%)
  Portland, Oregon, Sewer System Revenue Refunding Bonds, 1997
    Series A                                                               5.000%   6/1/2011       Aaa      4,000,000    4,126,520
  Washington and Clackamas Counties School District #23J
    (Tigard-Tualatin), Oregon, General Obligation Bonds, Series 1995       5.550%   6/1/2011       Aa3      2,000,000    2,155,800
  Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas
    Counties, Oregon, General Obligation Bonds, Series 2001 (a)            5.500%  6/15/2014       Aaa      1,980,000    2,088,405
                                                                                                                       -----------
                                                                                                                         8,370,725
                                                                                                                       -----------

Pennsylvania (1.7%)
  Commonwealth of Pennsylvania, General Obligation Bonds, First
    Series of 2001                                                         5.000%  1/15/2013       Aa2      2,000,000    2,045,220
  City of Lancaster, Lancaster County, Pennsylvania, General
    Obligation Bonds, Series A of 1998                                     4.650%   5/1/2013       Aaa      1,645,000    1,616,295
  City of Lancaster, Lancaster County, Pennsylvania, General
    Obligation Bonds, Series A of 1998                                     4.750%   5/1/2014       Aaa      2,695,000    2,650,640
                                                                                                                       -----------
                                                                                                                         6,312,155
                                                                                                                       -----------

South Carolina (2.7%)
  Charleston County, South Carolina, General Obligation Bonds of
    1994 (ULT) (Escrowed to maturity)                                      5.400%   6/1/2005       Aa1      1,625,000    1,729,666
  State of South Carolina, General Obligation State Highway Bonds,
    Series 1995                                                            5.100%   8/1/2008       Aaa      1,700,000    1,792,276
  State of South Carolina, General Obligation State Highway Bonds,
    Series 1995                                                            5.250%   8/1/2009       Aaa      1,700,000    1,797,155
  City of Columbia, South Carolina, Waterworks and Sewer System
    Revenue Bonds, Series 1999                                             5.500%   2/1/2010       Aa2      2,675,000    2,887,395
  School District No. 1 of Richland County, South Carolina, General
    Obligation Bonds, Series 1999                                          5.500%   3/1/2010       Aa1      1,800,000    1,941,336
                                                                                                                       -----------
                                                                                                                        10,147,828
                                                                                                                       -----------

Tennessee (3.6%)
  Williamson County, Tennessee, Public Works Refunding Bonds,
    Series 1992                                                            5.650%   3/1/2002       Aa1      1,000,000    1,020,650
  Nashville & Davidson County, Tennessee, Electric System
    Revenue Bonds, 1992 Series B                                           5.500%   5/15/2002      Aa3      2,000,000    2,049,940
  Nashville & Davidson County, Tennessee, General Obligation
    Refunding Bonds of 1993                                                5.000%   5/15/2003      Aa2      2,000,000    2,066,540
  Nashville & Davidson County, Tennessee, Water and Sewer
    Revenue Refunding Bonds, Series 1993                                   4.900%   1/1/2004       Aaa      1,500,000    1,548,210
  Nashville & Davidson County, Tennessee, General Obligation
    Refunding Bonds of 1993                                                5.000%   5/15/2005      Aa2      1,800,000    1,885,788
  Nashville & Davidson County, Tennessee, Water and Sewer
    Revenue Refunding Bonds, Series 1996                                   5.250%   1/1/2008       Aaa      4,500,000    4,755,195
                                                                                                                       -----------
                                                                                                                        13,326,323
                                                                                                                       -----------

Texas (6.8%)
  Texas Public Finance Authority, State of Texas, General
    Obligation Refunding Bonds, Series 1992A                               5.700%   10/1/2003      Aa1      2,000,000    2,106,360


                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2001
                                   (Unaudited)


                                                                                               Rating
                                                                        Coupon    Maturity    (Moody's    Principal
                                                                         Rate       Date       or S&P)      amount         Value
                                                                        ------   ----------   --------   -----------   ------------
Long-term Municipal Bonds (Cont.)

Texas (Cont.)
  City of Dallas, Texas, Waterworks and Sewer System Revenue Refunding
   Bonds, Series 1993                                                   4.900%     4/1/2004      Aa2     $ 2,000,000   $  2,045,720
  Carrollton-Farmers Branch Independent School District (Dallas and
   Denton Counties, Texas) School Building Unlimited Tax Bonds,
   Series 1996                                                          5.200%    2/15/2008      Aaa       2,355,000      2,447,222
  Carrollton-Farmers Branch Independent School District (Dallas
   County, Texas) School Building Unlimited Tax Bonds, Series 1999      5.375%    2/15/2008      Aaa       1,000,000      1,064,230
  State of Texas, Public Finance Authority, General Obligation
   Refunding Bonds, Series 1996B                                        5.400%    10/1/2008      Aa1       3,000,000      3,164,700
  Carrollton-Farmers Branch Independent School District (Dallas
   County, Texas) School Building Unlimited Tax Bonds, Series 1999      5.500%    2/15/2009      Aaa       2,455,000      2,636,375
  Fort Worth Independent School District (Tarrant County, Texas),
   School Building Unlimited Tax Bonds, Series 2000                     5.500%    2/15/2010      Aaa       3,000,000      3,225,600
  City of San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
   New Series 2000A                                                     5.750%     2/1/2012      Aa1       2,000,000      2,154,140
  McKinney Independent School District (Collin County, Texas), School
   Building Unlimited Tax Bonds, Series 2000                            5.125%    2/15/2012      Aaa       2,115,000      2,177,287
  City of Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
   Series 1994A (Prerefunded to 10-1-2001 @ 101.5)                      6.375%    10/1/2012      Aa2       1,840,000      1,888,171
  Round Rock Independent School District, Williamson and Travis
   Counties, Texas, Unlimited Tax School Building and Refunding Bonds,
   Series 1999                                                          4.750%     8/1/2015      Aaa       2,250,000      2,181,578
                                                                                                                       ------------
                                                                                                                         25,091,383
                                                                                                                       ------------
Utah (1.2%)
  Salt Lake County, Utah, General Obligation Jail Bonds, Series 1995    5.000%   12/15/2007      Aaa       2,780,000      2,888,253
  City of Provo, Utah County, Utah, General Obligation Library Bonds,
   Series 1999                                                          5.250%     3/1/2009      Aaa       1,300,000      1,378,858
                                                                                                                       ------------
                                                                                                                          4,267,111
                                                                                                                       ------------
Virginia (1.4%)
  Virginia Housing Developement Authority, Commonwealth Mortgage Bonds  5.350%     1/1/2013      Aa1       2,885,000      2,970,540
  Virginia Public School Authority, School Financing Bonds (1997
   Resolution), Series 2001A                                            5.000%     8/1/2014      Aa1       2,000,000      2,037,580
                                                                                                                       ------------
                                                                                                                          5,008,120
                                                                                                                       ------------
Washington
  Washington Public Power Supply System Nuclear Project No. 1, Revenue
   Refunding Bonds, Series 1990C                                        7.700%     7/1/2002      Aa1       1,000,000      1,048,110
  Washington Public Power Supply System Nuclear Project No. 3,
   Refunding Revenue Bonds, Series 1993C                                4.800%     7/1/2003      Aa1       2,000,000      2,055,120
  Federal Way School District No. 210, King County, Washington,
   Unlimited Tax General Obligation and Refunding Bonds, Series 1993    5.250%    12/1/2003      Aaa       2,520,000      2,632,190
  City of Seattle, Washington, Unlimited Tax General Obligation
   Refunding Bonds of 1993                                              4.800%    12/1/2004      Aaa       2,000,000      2,036,520
  Lakewood School District No. 306, Snohomish County, Washington,
   Unlimtied Tax General Obligation Bonds, 2000                         5.550%    12/1/2010      Aa1       2,035,000      2,214,039
  State of Washington, General Obligation Bonds, Series 1993A           5.750%    10/1/2012      Aa1       4,500,000      4,921,830
  City of Vancouver, Washington, Water and Sewer Revenue Refunding
   Bonds, 1998                                                          4.600%     6/1/2013      Aaa       2,000,000      1,943,580
  Seattle, Washington, Water System Revenue 1998                        5.000%    10/1/2013      Aa2       2,495,000      2,525,115

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                                  May 31, 2001
                                  (Unaudited)

                                                                                                 Rating
                                                                           Coupon   Maturity    (Moody's  Principal
                                                                            Rate      Date       or S&P)    amount      Value
                                                                           ------   --------    --------  ---------  -----------
Long-term Municipal Bonds (Cont.)

Washington (Cont.)
  City of Vancouver, Washington, Water and Sewer Revenue
    Refunding Bonds, 1998                                                  4.650%   6/1/2014       Aaa   $2,605,000  $ 2,515,388
  State of Washington, Variable Purpose General Obligation
    Refunding Bonds, Series R-99A                                          4.750%   1/1/2015       Aa1    3,000,000    2,902,770
                                                                                                                     -----------
                                                                                                                      24,794,662
                                                                                                                     -----------

West Virginia (0.7%)
  State of West Virginia, State Road General Obligation Bonds,
    Series 1998                                                            5.000%   6/1/2013       Aaa    2,540,000    2,586,558
                                                                                                                     -----------

Wisconsin (4.1%)
  Milwaukee, Wisconsin, Metropolitan Sewerage District General
    Obligation Capital Purpose Bonds, Series 1990A (Escrowed to
    maturity)                                                              6.700%  10/1/2002       Aa1    3,500,000    3,666,460
  State of Wisconsin, General Obligation Refunding Bonds of 1993,
    Series 1                                                               5.300%  11/1/2003       Aa2    2,000,000    2,093,600
  State of Wisconsin, General Obligation Bonds of 1995,
    Series A (Prerefunded to 5-1-2005 @ 100)                               6.000%   5/1/2008       Aaa    2,000,000    2,168,040
  State of Wisconsin,General Obligation Refunding Bonds of 1993,
    Series 2                                                               5.125%  11/1/2010       Aa2    2,500,000    2,633,175
  Dane County, Wisconsin, General Obligation Refunding Bonds,
    Series 1998B                                                           4.800%   3/1/2012       Aaa    2,180,000    2,197,113
  Dane County, Wisconsin, General Obligation Refunding Bonds,
    Series 1998B                                                           4.800%   3/1/2013       Aaa    2,220,000    2,222,131
                                                                                                                     -----------
                                                                                                                      14,980,519
                                                                                                                     -----------
Wyoming (0.5%)
  Natrona County, Wyoming, School District No. 1 General
    Obligation Bonds, Series 1994 (Prerefunded to 7-1-2004 @ 100)          5.450%   7/1/2006       Aaa    1,600,000    1,691,040
                                                                                                                     -----------

Total Long-term Municipal Bonds
  (cost $348,331,284)                                                                                                363,374,716
                                                                                                                     -----------



                                                                                                          Shares or
                                                                                                          principal
                                                                                                            amount       Value
                                                                                                         ----------   ------------
Short-term Investments (1.2%)

  U.S. Treasury Bills, 4.380%, June, 2001                                                                $2,000,000   $  1,997,168
  JP Morgan Vista Treasury Plus Money Market Fund                                                         2,635,056      2,635,056

Total Short-term Investments
  (cost $4,631,979)                                                                                                      4,632,224
                                                                                                                      ------------

TOTAL INVESTMENTS (99.8%)
  (cost $352,963,263)                                                                                                  368,006,940

OTHER ASSETS, NET OF LIABILITIES (0.2%)                                                                                    637,303
                                                                                                                      ------------
NET ASSETS (100.0%)                                                                                                   $368,644,243
                                                                                                                      ============

(a) Puchased on a "when-issued" basis.

At May 31, 2001, net unrealized appreciation of $15,043,677 consisted of gross unrealized appreciation of $15,781,677 and gross unrealized depreciation of $738,000 based on cost of $352,963,263 for federal income tax purposes.

                See accompanying notes to financial statements.

                      (This page intentionally left blank.)

                       STATE FARM ASSOCIATES' FUNDS TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  May 31, 2001
                                  (Unaudited)

                                                                                                                     Municipal Bond
                                                                   Growth Fund      Balanced Fund    Interim Fund        Fund
                                                                  --------------    -------------    ------------    --------------
Assets
  Investments in securities
    At identified cost                                            $1,311,426,160     571,575,915     135,242,398      352,963,263
                                                                  ==============     ===========     ===========      ===========
    At value                                                      $2,744,319,916     927,718,174     135,019,614      368,006,940
  Receivable for:
    Dividends and interest                                             5,366,673       5,423,750       1,556,811        5,730,837
    Shares of the Fund sold                                            4,389,157         980,916         189,306          167,226
  Prepaid expenses                                                       129,729          51,132          14,418           28,327
                                                                  --------------     -----------     -----------      -----------
        Total assets                                               2,754,205,475     934,173,972     136,780,149      373,933,330
                                                                  --------------     -----------     -----------      -----------
Liabilities and Net Assets
  Dividends to shareowners                                                    --              --       1,317,219        3,009,972
  Payable for:
    Shares of the Fund redeemed                                          647,677         438,250          88,179           28,900
    Securities purchased                                                      --       2,993,670              --        2,081,764
    Manager                                                              903,972         340,414          66,544          148,955
  Accrued liabilities                                                     42,770          18,453          13,844           19,496
                                                                  --------------     -----------     -----------      -----------
    Total liabilities                                                  1,594,419       3,790,787       1,485,786        5,289,087
                                                                  --------------     -----------     -----------      -----------

  Net assets applicable to shares outstanding of common stock     $2,752,611,056     930,383,185     135,294,363      368,644,243
                                                                  --------------     -----------     -----------      -----------
  Fund shares outstanding                                             56,917,912      18,682,370      13,978,956       43,731,494
  Net asset value, offering price and redemption price per share  $        48.36           49.80            9.68             8.43
                                                                  ==============     ===========     ===========      ===========
Analysis of Net Assets
  Paid-in-capital                                                 $1,287,070,757     550,750,605     144,031,073      353,679,186
  Accumulated net realized gain (loss)                                 8,640,140      (1,989,625)     (8,513,926)         (78,620)
  Net unrealized appreciation (depreciation)                       1,432,893,756     356,142,259        (222,784)      15,043,677
  Undistributed net investment income                                24,006,403       25,479,946              --               --
                                                                  --------------     -----------     -----------      -----------
  Net assets applicable to shares outstanding                     $2,752,611,056     930,383,185     135,294,363      368,644,243
                                                                  ==============     ===========     ===========      ===========

                See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                            STATEMENTS OF OPERATIONS

                                                                                          Growth Fund
                                                                                ------------------------------
Six months ended May 31, 2001 (Unaudited) and the Year ended November 30, 2000      2001              2000
------------------------------------------------------------------------------  -------------      -----------
Investment Income:
  Dividends                                                                     $  18,271,232       35,053,087
  Interest                                                                          1,812,700        3,979,915
  Tax-exempt interest                                                                      --               --
                                                                                -------------      -----------
                                                                                   20,083,932       39,033,002
  Less: foreign withholding taxes                                                     276,396          405,228
                                                                                -------------      -----------
    Total investment income                                                        19,807,536       38,627,774

Expenses:
  Investment advisory and management fees                                           1,447,401        3,177,953
  Professional fees                                                                    76,576           40,630
  ICI dues                                                                             26,440           52,492
  Registration fees                                                                     8,724           35,992
  Fidelity bond expense                                                                 5,731           10,749
  Trustees' fees                                                                       25,459           13,500
  Reports to shareowners                                                               53,323           95,214
  Security evaluation fees                                                              1,402            3,105
  Franchise taxes                                                                       9,541           18,897
  Blue sky registration fees                                                            2,660               --
  Custodian fees                                                                        6,376           25,455
  Proxy and related expense                                                            37,170               --
                                                                                -------------      -----------
    Total expenses                                                                  1,700,803        3,473,987
                                                                                -------------      -----------
Net investment income                                                              18,106,733       35,153,787

Realized and unrealized gain (loss):
  Net realized gain (loss) on sales of investments                                  8,640,140        8,445,081
  Change in net unrealized appreciation or depreciation on investments           (123,649,659)     (82,603,064)
                                                                                -------------      -----------
Net realized and unrealized gain (loss) on investments                           (115,009,519)     (74,157,983)
                                                                                -------------      -----------
Net change in net assets resulting from operations                              $ (96,902,786)     (39,004,196)
                                                                                =============      ===========

                See accompanying notes to financial statements.

         Balanced Fund                          Interim Fund                       Municipal Bond Fund
-------------------------------         ----------------------------         ------------------------------
   2001                2000               2001               2000               2001                2000
-----------         -----------         ---------         ----------         ----------          ----------
  4,529,556           8,607,496                --                 --                 --                  --
 10,284,032          20,286,207         3,915,715          8,625,992            204,278             359,851
         --                  --                --                 --          9,074,540          18,308,857
-----------         -----------         ---------         ----------         ----------          ----------
 14,813,588          28,893,703         3,915,715          8,625,992          9,278,818          18,668,708
     80,830             116,756                --                 --                 --                  --
-----------         -----------         ---------         ----------         ----------          ----------
 14,732,758          28,776,947         3,915,715          8,625,992          9,278,818          18,668,708

    539,752           1,157,544           100,776            200,660            219,401             421,888
     30,541              24,755            11,636             21,017             21,870              24,921
      8,949              19,087               961              2,992              2,967               7,176
         --                  --                --                 --                 --                  --
      3,216               6,126             1,456              2,941              1,932               3,678
      8,393               6,750             1,182              2,250              3,392               4,500
     18,964              35,579             2,492              5,045              3,260               5,762
      2,919               5,537               280                602             18,201              18,799
      8,756              17,593             5,757             10,434              9,075              18,023
      1,414                  --               762                 --              3,524                  --
      5,524              11,769             2,302              5,092              3,054               8,163
     12,073                  --             1,408                 --              4,292                  --
-----------         -----------         ---------         ----------         ----------          ----------
    640,501           1,284,740           129,012            251,033            290,968             512,910
-----------         -----------         ---------         ----------         ----------          ----------
 14,092,257          27,492,207         3,786,703          8,374,959          8,987,850          18,155,798

  2,266,610          (4,256,235)         (709,843)        (3,819,121)                --             (37,244)
(30,079,586)        (11,987,371)        2,032,456          4,390,452          7,853,854           5,219,530
-----------         -----------         ---------         ----------         ----------          ----------
(27,812,976)        (16,243,606)        1,322,613            571,331          7,853,854           5,182,286
-----------         -----------         ---------         ----------         ----------          ----------
(13,720,719)         11,248,601         5,109,316          8,946,290         16,841,704          23,338,084
===========         ===========         =========         ==========         ==========          ==========

                See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Growth Fund
                                                                                    ------------------------------------
Six months ended May 31, 2001 (Unaudited) and the Year Ended November 30, 2000           2001                  2000
------------------------------------------------------------------------------      --------------         -------------
From operations:
  Net investment income                                                             $   18,106,733            35,153,787
  Net realized gain (loss)                                                               8,640,140             8,445,081
  Change in net unrealized appreciation or depreciation                               (123,649,659)          (82,603,064)
                                                                                    --------------         -------------
Net change in net assets resulting from operations                                     (96,902,786)          (39,004,196)
Undistributed net investment income included in price of shares issued and redeemed         51,705               298,404

Distributions to shareowners from:
  Net investment income                                                                (17,733,153)          (35,509,569)
  Net realized gain                                                                     (8,445,081)          (12,157,004)
                                                                                    --------------         -------------
Total distributions to shareowners                                                     (26,178,234)          (47,666,573)

From Fund share transactions:
  Proceeds from shares sold                                                            139,508,772           575,189,471
  Reinvestment of distributions                                                         25,191,453            45,894,745
                                                                                    --------------         -------------
                                                                                       164,700,225           621,084,216
  Less payments for shares redeemed                                                    131,738,495           478,472,641
                                                                                    --------------         -------------
Net increase (decrease) in net assets from Fund share transactions                      32,961,730           142,611,575
                                                                                    --------------         -------------
Total increase (decrease) in net assets                                                (90,067,585)           56,239,210
                                                                                    --------------         -------------
Net assets:
  Beginning of period                                                                2,842,678,641         2,786,439,431
                                                                                    --------------         -------------
  End of period*                                                                    $2,752,611,056         2,842,678,641
                                                                                    ==============         =============
*Including undistributed net investment income                                      $   24,006,403            23,581,118
                                                                                    ==============         =============

                See accompanying notes to financial statements.

         Balanced Fund                         Interim Fund                      Municipal Bond Fund
------------------------------        ------------------------------        ------------------------------
   2001               2000               2001               2000               2001               2000
-----------        -----------        -----------        -----------        -----------        -----------
 14,092,257         27,492,207          3,786,703          8,374,959          8,987,850         18,155,798
  2,266,610         (4,256,235)          (709,843)        (3,819,121)                --            (37,244)
(30,079,586)       (11,987,371)         2,032,456          4,390,452          7,853,854          5,219,530
-----------        -----------        -----------        -----------        -----------        -----------
(13,720,719)        11,248,601          5,109,316          8,946,290         16,841,704         23,338,084
     28,456           (252,185)                --                 --                 --                 --


(13,456,130)       (29,063,033)        (3,786,703)        (8,374,959)        (8,987,850)       (18,155,798)
         --        (10,500,732)                --                 --                 --                 --
-----------        -----------        -----------        -----------        -----------        -----------
(13,456,130)       (39,563,765)        (3,786,703)        (8,374,959)        (8,987,850)       (18,155,798)


 48,697,779        159,716,297         51,344,573         47,661,071         12,987,537         25,998,924
 12,858,761         37,839,726          3,337,011          7,856,803          6,708,313         13,655,464
-----------        -----------        -----------        -----------        -----------        -----------
 61,556,540        197,556,023         54,681,584         55,517,874         19,695,850         39,654,388
 49,810,110        213,927,428         35,151,055         93,216,211         11,371,697         50,924,135
-----------        -----------        -----------        -----------        -----------        -----------
 11,746,430        (16,371,405)        19,530,529        (37,698,337)         8,324,153        (11,269,747)
-----------        -----------        -----------        -----------        -----------        -----------
(15,401,963)       (44,938,754)        20,853,142        (37,127,006)        16,178,007         (6,087,461)
-----------        -----------        -----------        -----------        -----------        -----------

945,785,148        990,723,902        114,441,221        151,568,227        352,466,236        358,553,697
-----------        -----------        -----------        -----------        -----------        -----------
930,383,185        945,785,148        135,294,363        114,441,221        368,644,243        352,466,236
===========        ===========        ===========        ===========        ===========        ===========
 25,479,946         24,815,363                 --                 --                 --                 --
===========        ===========        ===========        ===========        ===========        ===========

                See accompanying notes to financial statements.

                       STATE FARM ASSOCIATES' FUNDS TRUST

                          NOTES TO FINANCIAL STATEMENTS

1. Objective

State Farm Associates' Funds Trust (the "Trust") has four separate investment portfolios (the "Funds"). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks.

The investment objective of the Growth Fund is long-term growth of capital which may be supplemented by income. The Fund seeks to achieve this objective by investing at least 80% of its assets in common stocks and other income producing equity securities.

The investment objective of the Balanced Fund is to seek long-term growth of principal while providing some current income. The Fund seeks to achieve its objective by investing approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Fund invests in bonds and preferred stocks to provide relative stability of principal and income.

The investment objective of the Interim Fund is the realization over a period of years of the highest yield consistent with relatively low price volatility. The Fund seeks to achieve its investment objective through investment in high quality debt securities with primarily short-term (six or seven years) and intermediate-term (up to fifteen years) maturities.

The investment objective of the Municipal Bond Fund is to seek as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Fund seeks to achieve its investment objective through investment primarily in a diversified portfolio of Municipal Bonds with maturities of 1-17 years.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

2. Significant accounting policies

Securities valuation

Investments are stated at value. Stocks traded on domestic or foreign securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation on the exchange in which the security is traded most extensively or, if there are no reported sales on that day, at the last reported bid price for the day. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. Short-term debt securities, other than U.S. Treasury bills, are valued at amortized cost which approximates market value. Any securities not valued as described above are valued at fair value as determined in good faith by the Board of Trustees or their delegate.

Securities transactions and investment income

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and original issue discounts on tax-exempt securities in the Municipal Bond Fund are amortized. Realized gains and losses from security transactions are reported on an identified cost basis.

Income recognition

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide requiring all Investment Companies to amortize premiums and discounts on fixed income securities, effective with the fiscal year beginning after December 15, 2000. The Balanced and Interim Funds currently do not amortize premiums and discounts on fixed income securities. Therefore, to comply with generally accepted accounting principles, these Funds will be required to amortize premiums and discounts on fixed income securities beginning December 1, 2001 and record a cumulative effect adjustment for the change in accounting. Had these Funds been required to institute this change on May 31, 2001, the cumulative effect would have reduced net investment income and increased unrealized appreciation on securities by $4,155,670 and $2,061,840 for the Balanced and Interim Funds, respectively. These reclassifications would not impact the Funds' total net assets or net asset values.

Securities purchased on a "when-issued" basis

The Municipal Bond Fund may purchase municipal bonds on a `when-issued' basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. It is possible that the securities will never be issued and the commitment cancelled. At May 31, 2001, there were commitments of $2,081,764 for such securities, included in the investment portfolio.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m. Bloomington, Illinois time). The net asset value per share is computed by dividing the total value of a Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

                       STATE FARM ASSOCIATES' FUNDS TRUST

Federal income taxes, dividends and distributions to shareowners

It is each Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. Each Fund has complied with this policy and, accordingly, no provision for federal income taxes is required.

The Interim Fund and Municipal Bond Fund declare dividends daily equal to each Fund's respective net investment income, and distributions of such amounts are made at the end of each calendar quarter.

Net realized gains on sales of investments, if any, are distributed annually after the close of a Fund's fiscal year. Dividends and distributions payable to shareowners are recorded by the respective Fund on the ex-dividend date.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset vlaue of the respective Fund.

On June 18, 2001, the Growth Fund declared an ordinary income dividend of $.29 per share to shareowners of record on June 18, 2001 (reinvestment date June 19, 2001).

On June 18, 2001, the Balanced Fund declared an ordinary income dividend of $.74 per share to shareowners of record on June 18, 2001 (reinvestment date
June 19, 2001).

At November 30, 2000, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforwards will expire as follows:


Expiration               Balanced               Interim               Municipal
   year                    Fund                  Fund                 Bond Fund
----------               --------               -------               ---------

   2001                 $       --               162,716                     --

   2002                         --               335,277                     --

   2003                         --               321,293                     --

   2004                         --               363,957                     --

   2005                         --               922,190                     --

   2006                         --               994,996                 41,376

   2007                         --               884,533                     --

   2008                  4,256,235             3,819,121                 37,244
   ----                 ----------             ---------                 ------
   Total:               $4,256,235             7,804,083                 78,620

Equalization accounting

A portion of proceeds from sales and payments on redemptions of Fund shares is credited or charged to undistributed net investment income for the Growth Fund and Balanced Fund. As a result, undistributed net investment income per share is unaffected by sales or redemptions of shares.

Foreign currency translation

Investment securities and other assets and liablities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of transactions. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                       STATE FARM ASSOCIATES' FUNDS TRUST

3. Transactions with affiliates

Each Fund has an investment advisory and management services agreement with State Farm Investment Management Corp. (Manager) pursuant to which each Fund pays the Manager an annual fee (computed on a daily basis and paid quarterly) at the following rates:

Growth Fund                       .20% of the first $100 million of average
                                  net assets
                                  .15% of the next $100 million of average net assets
                                  .10% of the average net assets in excess of $200 million

Balanced Fund                     .20% of the first $100 million of average
                                  net assets
                                  .15% of the next $100 million of average net assets
                                  .10% of the average net assets in excess of $200 million

Interim Fund                      .20% of the first $50 million of average
                                  net assets
                                  .15% of the next $50 million of average
                                  net assets
                                  .10% of the average net assets in excess of $100 million

Municipal Bond Fund               .20% of the first $50 million of average
                                  net assets
                                  .15% of the next $50 million of average
                                  net assets
                                  .10% of the average net assets in excess of $100 million


Under the terms of these agreements, the Funds incurred the following fees:

                                           Six months
                                              ended             Year ended
                                           May 31, 2001         November 30,
                                           (Unaudited)             2000
                                           ------------         ------------
Growth Fund                                $1,447,401            3,177,953

Balanced Fund                                 539,752            1,157,544

Interim Fund                                  100,776              200,660

Municipal Bond Fund                           219,401              421,888

The Funds do not pay any discount, commission or other compensation for transfer agent or underwriting services provided by the Manager.

Certain officers and/or trustees of the Trust are also officers and/or directors of the Manager. The Funds made no payments to their officers or trustees during the six months ended May 31, 2001, except for the following trustees' fees paid to or accrued for the Funds' independent trustees:

                                             Six months
                                               ended                Year ended
                                            May 31, 2001            November 30,
                                             (Unaudited)                2000
                                           --------------           ------------

Growth Fund                                   $25,459                  13,500

Balanced Fund                                  8,393                    6,750

Interim Fund                                   1,182                    2,250

Municipal Bond Fund                            3,392                    4,500

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

                                             Six months
                                               ended                Year ended
                                            May 31, 2001            November 30,
                                             (Unaudited)                2000
                                           --------------           ------------
Growth Fund

   Purchases                               $ 150,038,307            160,503,816
   Proceeds from sales                       88,446,652              90,010,936

Balanced Fund

   Purchases                                 40,889,764              48,767,099
   Proceeds from sales                       29,654,159              74,382,336

Interim Fund

   Purchases                                 32,616,718              15,123,281
   Proceeds from sales                       14,500,000              51,593,613

Municipal Bond Fund

   Purchases                                 20,689,963              24,318,973
   Proceeds from sales                       8,781,200               36,912,396

                       STATE FARM ASSOCIATES' FUNDS TRUST

5. Fund share transactions

Proceeds and payments on Fund shares as shown in each Fund's Statement of Changes in Net Assets are in respect of the following number of shares:

                                             Six months
                                                ended            Year ended,
                                            May 31, 2001         November 30,
                                             Unaudited)             2000
                                            ------------         -----------
Growth Fund

Shares sold                                  2,920,547           10,621,413
Shares issued in reinvestment of
   ordinary income dividends and
   realized gain distributions                 498,545              841,549
                                             ---------           ----------
                                             3,419,092           11,462,962
Less shares redeemed                         2,765,049            8,825,806
                                             ---------           ----------
Net increase in shares outstanding             654,043            2,637,156
                                             =========           ==========
Balanced Fund

Shares sold                                    986,413            3,003,616
Shares issued in reinvestment of
   ordinary income dividends and
   realized gain distributions                 251,246              705,906
                                              ---------          ----------
                                             1,237,659            3,709,522
Less shares redeemed                         1,010,234            4,021,390
                                             ---------           ----------
Net increase (decrease) in shares
   outstanding                                 227,425             (311,868)
                                             =========           ==========

Interim Fund

Shares sold                                  5,279,505            5,071,077
Shares issued in reinvestment of
   ordinary income dividends and
   realized gain distributions                 344,014              834,715
                                             ---------           ----------
                                             5,623,519            5,905,792
Less shares redeemed                         3,624,662            9,924,760
                                             ---------           ----------

Net increase (decrease) in shares
   outstanding                               1,998,857           (4,018,968)
                                             =========           ==========
Municipal Bond Fund

Shares sold                                  1,534,426            3,202,250
Shares issued in reinvestment of
   ordinary income dividends and
   realized gain distributions                 793,879            1,682,684
                                             ---------           ----------
                                             2,328,305            4,884,934
Less shares redeemed                         1,347,637            6,305,824
                                             ---------           ----------
Net increase (decrease) in shares
    outstanding                                980,668           (1,420,890)
                                             =========           ==========

                 STATE FARM ASSOCIATES' FUNDS TRUST GROWTH FUND

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

(For a share outstanding throughout each period)

                                                              Six months ended             Year ended November 30,
                                                                May 31, 2001   ---------------------------------------------------
                                                                (Unaudited)     2000       1999       1998       1997       1996
                                                              ---------------- -------    -------    -------    -------    -------
Net asset value, beginning of period                              $  50.52       51.96      44.65      39.48      34.55      29.40

Income from Investment Operations
  Net investment income                                               0.32        0.65       0.62       0.61       0.62       0.63
  Net gain (loss) on investments (both realized and unrealized)      (2.02)      (1.21)      7.33       6.33       7.23       5.17
                                                                  --------     -------    -------    -------    -------    -------
  Total from investment operations                                   (1.70)      (0.56)      7.95       6.94       7.85       5.80
                                                                  --------     -------    -------    -------    -------    -------

Less Distributions
   Net investment income                                             (0.31)      (0.65)     (0.59)     (0.64)     (0.61)     (0.53)
   Net realized gain                                                 (0.15)      (0.23)     (0.05)     (1.13)     (2.31)     (0.12)
                                                                  --------     -------    -------    -------    -------    -------
   Total distributions                                               (0.46)      (0.88)     (0.64)     (1.77)     (2.92)     (0.65)
                                                                  --------     -------    -------    -------    -------    -------
Net asset value, end of period                                    $  48.36       50.52      51.96      44.65      39.48      34.55
                                                                  ========     =======    =======    =======    =======    =======
Total Return                                                         (3.40)%     (1.20)%    17.93%     18.17%     24.80%     20.09%

Supplemental Data
Net assets, end of period (millions)                              $2,752.6     2,842.7    2,786.4    2,285.5    1,821.1    1,362.9

Ratios to Average Net Assets
  Expenses                                                            0.12%(a)    0.11%      0.12%      0.12%      0.12%      0.13%
  Net investment income                                               1.32%(a)    1.16%      1.27%      1.47%      1.78%      1.88%
Portfolio turnover rate                                                  7%(a)       3%         2%         1%         6%        16%


(a) Determined on an annualized basis.

                See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST BALANCED FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                Six months ended               Year ended November 30,
                                                                  May 31, 2001      ---------------------------------------------
                                                                  (Unaudited)       2000      1999      1998      1997      1996
                                                                ----------------    -----     -----     -----     -----     -----

Net asset value, beginning of period                                $51.25          52.79     49.54     46.09     42.04     37.76

Income from Investment Operations
  Net investment income                                               0.76           1.50      1.51      1.54      1.40      1.39
  Net gain (loss) on investments (both realized and unrealized)      (1.48)         (0.91)     3.23      4.14      5.45      4.38
                                                                    ------          -----     -----     -----     -----     -----
  Total from investment operations                                   (0.72)          0.59      4.74      5.68      6.85      5.77
                                                                    ------          -----     -----     -----     -----     -----
Less Distributions
  Net investment income                                              (0.73)         (1.56)    (1.47)    (1.54)    (1.47)    (1.30)
  Net realized gain                                                      -          (0.57)    (0.02)    (0.69)    (1.33)    (0.19)
                                                                    ------          -----     -----     -----     -----     -----
  Total distributions                                                (0.73)         (2.13)    (1.49)    (2.23)    (2.80)    (1.49)
                                                                    ------          -----     -----     -----     -----     -----
Net asset value, end of period                                      $49.80          51.25     52.79     49.54     46.09     42.04
                                                                    ======          =====     =====     =====     =====     =====
Total Return                                                         (1.45)%         0.97%     9.72%    12.72%    17.33%    15.78%
Supplemental Data
Net assets, end of period (millions)                                $930.4          945.8     990.7     893.2     762.3     626.1
Ratios to Average Net Assets
  Expenses                                                            0.14%(a)       0.13%     0.13%     0.14%     0.14%     0.15%
  Net investment income                                               3.03%(a)       2.74%     2.96%     3.34%     3.42%     3.63%
Portfolio turnover rate                                                  6%(a)          5%        5%        2%        6%        9%


(a) Determined on an annualized basis.

See accompanying notes to financial statements.

                STATE FARM ASSOCIATES' FUNDS TRUST INTERIM FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                               Six months ended            Year ended November 30,
                                                                 May 31, 2001    ---------------------------------------------
                                                                 (Unaudited)     2000      1999      1998      1997      1996
                                                               ----------------  -----     -----     -----     -----     -----
Net asset value, beginning of period                               $ 9.55         9.47      9.98      9.85      9.98     10.15

Income from Investment Operations
  Net investment income                                              0.29         0.63      0.64      0.68      0.69      0.70
  Net gain (loss) on investments (both realized and unrealized)      0.13         0.08     (0.51)     0.13     (0.13)    (0.17)
                                                                   ------        -----     -----     -----     -----     -----
  Total from investment operations                                   0.42         0.71      0.13      0.81      0.56      0.53
                                                                   ------        -----     -----     -----     -----     -----
Less Distributions
  Net investment income                                             (0.29)       (0.63)    (0.64)    (0.68)    (0.69)    (0.70)
                                                                   ------        -----     -----     -----     -----     -----
  Total distributions                                               (0.29)       (0.63)    (0.64)    (0.68)    (0.69)    (0.70)
                                                                   ------        -----     -----     -----     -----     -----
Net asset value, end of period                                     $ 9.68         9.55      9.47      9.98      9.85      9.98
                                                                   ======        =====     =====     =====     =====     =====
Total Return                                                         4.40%        7.70%     1.35%     8.31%     5.87%     5.44%

Supplemental Data
Net assets, end of period (millions)                               $135.3        114.4     151.6     154.1     112.8     107.6

Ratios to Average Net Assets
  Expenses                                                           0.20%(a)     0.20%     0.20%     0.21%     0.22%     0.23%(b)
  Net investment income                                              5.97%(a)     6.66%     6.63%     6.80%     7.03%     7.03%
Portfolio turnover rate                                                24%(a)       12%       12%       14%       15%       17%

(a)  Determined on an annualized basis.
(b)  The ratio based on net custodian expenses would have been .22% in 1996.

                See accompanying notes to financial statements.

             STATE FARM ASSOCIATES' FUNDS TRUST MUNICIPAL BOND FUND

                              FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

                                                                Six months ended               Year ended November 30,
                                                                  May 31, 2001      ---------------------------------------------
                                                                  (Unaudited)       2000      1999      1998      1997      1996
                                                                ----------------    -----     -----     -----     -----     -----
Net asset value, beginning of period                                $ 8.24           8.12      8.55      8.43      8.44      8.50

Income from Investment Operations
  Net investment income                                               0.21           0.42      0.43      0.45      0.47      0.48
  Net gain (loss) on investments (both realized and unrealized)       0.19           0.12     (0.43)     0.12     (0.01)    (0.06)
                                                                    ------          -----     -----     -----     -----     -----
  Total from investment operations                                    0.40           0.54         -      0.57      0.46      0.42
                                                                    ------          -----     -----     -----     -----     -----
Less Distributions
  Net investment income                                              (0.21)         (0.42)    (0.43)    (0.45)    (0.47)    (0.48)
  Net realized gain (a)                                                  -              -         -         -         -         -
                                                                    ------          -----     -----     -----     -----     -----
  Total distributions                                                (0.21)         (0.42)    (0.43)    (0.45)    (0.47)    (0.48)
                                                                    ------          -----     -----     -----     -----     -----
Net asset value, end of period                                      $ 8.43           8.24      8.12      8.55      8.43      8.44
                                                                    ======          =====     =====     =====     =====     =====
Total Return                                                          4.84%          6.87%     0.04%     6.82%     5.68%     5.21%

Supplemental Data
Net assets, end of period (millions)                                $368.6          352.5     358.6     363.1     336.4     321.1

Ratios to Average Net Assets
  Expenses                                                            0.16%(b)       0.15%     0.16%     0.15%     0.15%     0.16%
  Net investment income                                               4.94%(b)       5.23%     5.20%     5.29%     5.61%     5.76%
Portfolio turnover rate                                                  5%(b)          7%       10%        6%        6%        6%

(a) Distributions representing less than $.01 per share were made in 1997 and 1996.
(b)  Determined on an annualized basis.

                See accompanying notes to financial statements.

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                                       34

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                                       35

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                                       36

  State Farm Mutual Funds                                      U.S. POSTAGE
Three State Farm Plaza, R-4                                        PAID
 Bloomington, IL 61791-0001                                     STATE FARM
FORWARDING SERVICE REQUESTED                                INSURANCE COMPANIES

                                                            PRESORTED STANDARD




                             [State Farm     Mutual
                                Logo]        Funds(tm)


                 State Farm Mutual Funds(tm) are not insurance
                          products and are offered by:
                         State Farm VP Management Corp.
               Underwriter and Distributor of Securities Products
                              One State Farm Plaza
                        Bloomington, Illinois 61710-0001
                                 1-800-447-0740
                                 1-309-766-2029

                            Not
                           FDIC      . No Bank Guarantee
                          Insured    . May Lose Value

--------------------------------------------------------------------------------
190-4059.2-CH REV 07-2001 Printed in U.S.A.